[USAA(REGISTERED TRADEMARK) LOGO APPEARS HERE.]







                               ANNUAL REPORT
--------------------------------------------------------------------------------
                      USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------
                              MARCH 31, 2001









USAA FAMILY OF FUNDS
--------------------------------------------------------------------------------
For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
      EQUITY                   MONEY MARKET                   INDEXES
--------------------------------------------------------------------------------

 Aggressive Growth*           Money Market              Extended Market Index

  Capital Growth         Tax Exempt Money Market         Global Titans Index

 Emerging Markets       Treasury Money Market Trust       Nasdaq-100 Index

 First Start Growth         State Money Market              S&P 500 Index

      Gold
                        --------------------------------------------------------
      Growth                   TAXABLE BONDS               ASSET ALLOCATION
                        --------------------------------------------------------
  Growth & Income               GNMA Trust                 Balanced Strategy

   Income Stock          High Yield Opportunities        Cornerstone Strategy

   International                  Income                Growth and Tax Strategy

Science & Technology      Intermediate-Term Bond            Growth Strategy

  Small Cap Stock             Short-Term Bond               Income Strategy

    World Growth
                        ---------------------------
                              TAX EXEMPT BONDS
                        ---------------------------

                                 Long-Term

                             Intermediate-Term

                                Short-Term

                             State Bond/Income

--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', AND 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICE MARK)', ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

*CLOSED TO NEW INVESTORS.









TABLE OF CONTENTS
------------------------------------------------------------------
      MESSAGE FROM THE PRESIDENT                                2
      INVESTMENT REVIEW
         USAA Long-Term Fund                                    4
         USAA Intermediate-Term Fund                            9
         USAA Short-Term Fund                                  14
         USAA Tax Exempt Money Market Fund                     19
      FINANCIAL INFORMATION
         Distributions to Shareholders                         23
         Independent Auditors' Report                          24
         Portfolios of Investments
            Categories and Definitions                         25
            USAA Long-Term Fund                                27
            USAA Intermediate-Term Fund                        36
            USAA Short-Term Fund                               52
            USAA Tax Exempt Money Market Fund                  64
            Notes to Portfolios of Investments                 76
         Statements of Assets and Liabilities                  77
         Statements of Operations                              79
         Statements of Changes in Net Assets                   81
         Notes to Financial Statements                         85
------------------------------------------------------------------








IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA TAX EXEMPT FUND, INC., MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA WITH THE EAGLE IS REGISTERED IN THE U.S. PATENT & TRADEMARK OFFICE. (COPYRIGHT)2001, USAA. ALL RIGHTS RESERVED.




















MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, CHRISTOPHER W. CLAUS, APPEARS HERE.]

During 2000 and early 2001, we saw some of the most dramatic market downturns in several decades. Many investors who rode the wave of the new economy boom of 1996 through early 2000 are now experiencing a sobering reality check. However, we are happy to report good financial news to you, our shareholder -- continued positive returns on your tax-exempt bond funds and above-average yields on our money market funds.

In addition to producing positive returns, the performance of USAA's tax-exempt funds ranked well among their peers. On the following page, recent rankings from Lipper Analytical Services, Inc. show how your funds performed in comparison to others in their Lipper categories.

The performance of these funds is testimony to the competency, skill, and commitment of our team members -- portfolio managers, securities analysts, and traders -- whose goal is to deliver this performance to you. We at USAA have worked diligently to build a world-class team of experts to manage our funds, and we are proud of the results they have delivered.

Our overall objective in managing tax-exempt funds is to generate a high level of income that is exempt from federal and, in some cases, state income taxes. In the long run, almost all return available from bonds is generated from income, and of course, that is the tax-advantaged part of the return. We watch carefully and take into consideration the value of the principal, as well. USAA Investments offers an array of tax-exempt bond funds with different income, volatility, and liquidity characteristics. For those who wish to invest in bond funds in an IRA or other tax-qualified account, or have needs for taxable income, USAA Investments offers a similar array of funds that invest in bonds that have the potential to generate taxable income.

Within the realm of fixed-income investments, tax-exempt funds have characteristics of being tax-efficient. You are likely to retain virtually all of the interest income on these funds because they are tax-EXEMPT, not tax-deferred like an IRA, 401(k), or annuity. When you consider the value of an investment that is exempt from federal and, in some cases, state income tax, it is easy to see why these funds can be a vital part of a balanced portfolio.

We appreciate the opportunity to serve you, our shareholder, and your investment needs. Thank you for your trust, confidence, and continued business.

Sincerely,



Christopher W. Claus
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


                 LIPPER RANKINGS FOR PERIODS ENDING 3/31/01

                                           RANKING/NUMBER OF FUNDS IN CATEGORY

FUND/LIPPER CATEGORY                          1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------

USAA LONG-TERM FUND
GENERAL MUNICIPAL DEBT FUNDS                   24/273       17/186      25/85

USAA INTERMEDIATE-TERM FUND
INTERMEDIATE MUNICIPAL DEBT FUNDS              28/119        7/100       2/24

USAA SHORT-TERM FUND
SHORT MUNICIPAL DEBT FUNDS                      1/33         3/26        1/6

USAA TAX-EXEMPT MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUNDS                   7/133        5/115       7/77

USAA CALIFORNIA BOND FUND
CALIFORNIA MUNICIPAL DEBT FUNDS                13/111        4/80        9/39

USAA CALIFORNIA MONEY MARKET FUND
CALIFORNIA TAX-EXEMPT MONEY MARKET FUNDS        7/55         3/46        4/34

USAA NEW YORK BOND FUND
NEW YORK MUNICIPAL DEBT FUNDS                   1/104        2/78       10/35

USAA NEW YORK MONEY MARKET FUND
NEW YORK TAX-EXEMPT MONEY MARKET FUNDS          11/49        5/40        4/29

USAA VIRGINIA BOND FUND
VIRGINIA MUNICIPAL DEBT FUNDS                   1/37         3/33        1/8

USAA VIRGINIA MONEY MARKET FUND
STATE-SPECIFIC MONEY MARKET FUNDS               16/38       12/29        2/3

USAA FLORIDA TAX-FREE INCOME FUND
FLORIDA MUNICIPAL DEBT FUNDS                     3/63        2/55        N/A

USAA FLORIDA TAX-FREE MONEY MARKET FUND
STATE-SPECIFIC MONEY MARKET FUNDS               10/38       10/29        N/A


THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THESE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - LIPPER ANALYTICAL SERVICES IS AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. RANKINGS ARE BASED ON TOTAL RETURNS. - FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.









INVESTMENT REVIEW
--------------------------------------------------------------------------------

USAA LONG-TERM FUND

OBJECTIVE:  Interest  income that is exempt from  federal  income tax.

TYPES OF INVESTMENTS: Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of 10 years or more.

--------------------------------------------------------------------------------
                                               3/31/01             3/31/00
--------------------------------------------------------------------------------
 Net Assets                                $2,099.0 Million    $1,935.9 Million
 Net Asset Value Per Share                      $13.41              $12.75
 Tax-Exempt Dividends Per Share Last
   12 Months                                    $0.740              $0.756
 Capital Gains Distributions Per Share Last
   12 Months                                       -                    -
--------------------------------------------------------------------------------
 30-DAY SEC YIELD(*) AS OF 3/31/01
--------------------------------------------------------------------------------
 30-DAY SEC YIELD                                                   4.97%
--------------------------------------------------------------------------------
(*)CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.



--------------------------------------------------------------------------------
                   AVERAGE ANNUAL COMPOUNDED RETURNS WITH
          REINVESTMENT OF DIVIDENDS - PERIODS ENDING MARCH 31, 2001
--------------------------------------------------------------------------------
               TOTAL RETURN     EQUALS   DIVIDEND RETURN   PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
  10 Years         6.90%          =           6.16%          +        0.74%
--------------------------------------------------------------------------------
   5 Years         6.24%          =           6.68%          +       -0.44%
--------------------------------------------------------------------------------
   1 Year         11.35%          =           6.17%          +        5.18%
--------------------------------------------------------------------------------



              ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
                  FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2001

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Long-Term Fund for the 10-year period ending March 31, 2001.

TOTAL RETURN
---------------------
03/31/1992     10.39%
03/31/1993     12.46%
03/31/1994      2.36%
03/31/1995      5.07%
03/31/1996      7.88%
03/31/1997      6.51%
03/31/1998     12.04%
03/31/1999      4.98%
03/31/2000     -2.95%
03/31/2001     11.34%

DIVIDEND RETURN
---------------------
03/31/1992      7.27%
03/31/1993      6.92%
03/31/1994      5.56%
03/31/1995      6.23%
03/31/1996      6.26%
03/31/1997      6.13%
03/31/1998      6.14%
03/31/1999      5.55%
03/31/2000      5.46%
03/31/2001      6.16%

CHANGE IN SHARE PRICE
---------------------
03/31/1992      3.12%
03/31/1993      5.54%
03/31/1994     -3.20%
03/31/1995     -1.16%
03/31/1996      1.62%
03/31/1997      0.38%
03/31/1998      5.90%
03/31/1999     -0.57%
03/31/2000     -8.41%
03/31/2001      5.18%
--------------------------------------------------------------------------------

TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



--------------------------------------------------------------------------------
                      12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Long-Term Fund to the 12-Month Dividend Yield of the Lipper General Municipal Debt Funds Average from 3/31/92 to 3/31/01.

                   USAA LONG-TERM           LIPPER GENERAL MUNICIPAL
                        FUND                    DEBT FUNDS AVERAGE
                   --------------           ------------------------
03/31/1992              6.78%                         6.41%
03/31/1993              6.23%                         5.79%
03/31/1994              6.23%                         5.66%
03/31/1995              6.03%                         5.37%
03/31/1996              6.03%                         5.14%
03/31/1997              5.95%                         5.09%
03/31/1998              5.55%                         4.68%
03/31/1999              5.49%                         4.47%
03/31/2000              5.93%                         4.71%
03/31/2001              5.53%                         4.52%
--------------------------------------------------------------------------------

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS. THE GRAPH SHOWS DATA FOR PERIODS ENDING 3/31/92 TO 3/31/01.



--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA Long-Term Fund, the Lehman
Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Average. The data is for the period 3/31/1991 to 3/31/2001. The data points from the graph are as follows:

USAA LONG-TERM FUND
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,628
03/31/92               11,038
09/30/92               11,795
03/31/93               12,414
09/30/93               13,302
03/31/94               12,707
09/30/94               12,726
03/31/95               13,351
09/30/95               13,978
03/31/96               14,402
09/30/96               14,944
03/31/97               15,340
09/30/97               16,442
03/31/98               17,186
09/30/98               17,975
03/31/99               18,041
09/30/99               17,395
03/31/00               17,508
09/30/00               18,195
03/31/01               19,493

LEHMAN BROTHERS MUNICIPAL BOND INDEX
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,611
03/31/92               10,999
09/30/92               11,720
03/31/93               12,376
09/30/93               13,213
03/31/94               12,663
09/30/94               12,891
03/31/95               13,604
09/30/95               14,332
03/31/96               14,745
09/30/96               15,198
03/31/97               15,548
09/30/97               16,568
03/31/98               17,214
09/30/98               18,012
03/31/99               18,281
09/30/99               17,887
03/31/00               18,266
09/30/00               18,991
03/31/01               20,261

LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,623
03/31/92               11,005
09/30/92               11,724
03/31/93               12,416
09/30/93               13,277
03/31/94               12,666
09/30/94               12,799
03/31/95               13,482
09/30/95               14,082
03/31/96               14,484
09/30/96               14,916
03/31/97               15,221
09/30/97               16,236
03/31/98               16,862
09/30/98               17,606
03/31/99               17,719
09/30/99               17,099
03/31/00               17,323
09/30/00               17,934
03/31/01               19,085
--------------------------------------------------------------------------------

DATA FROM 3/31/91 THROUGH 3/31/01.

THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LONG-TERM FUND TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE. THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL GENERAL MUNICIPAL DEBT FUNDS, AS COMPUTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX BECAUSE FUNDS HAVE EXPENSES.









MESSAGE FROM THE MANAGER
--------------------------------------------------------------------------------

[PHOTOGRAPH OF PORTFOLIO MANAGER:  ROBERT R. PARISEAU, CFA, APPEARS HERE.]


HOW DID THE FUND PERFORM FROM MARCH 31, 2000, TO MARCH 31, 2001?

I am very pleased to say that your USAA Long-Term Fund had a total return of 11.35% for the period ending March 31, 2001, compared to an average of 9.91% for the Lipper General Municipal Debt Funds category. During this period of declining interest rates, the Fund's share price increased by $0.66, or 5.18%, to $13.41. The Fund paid a dividend distribution yield of 5.53%.

--------------------------------------------------------------------------------
                                * * * *
   YOUR FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TRADEMARK)
               OF 4 STARS IN THE MUNICIPAL BOND FUND CATEGORY
                    FOR THE PERIOD ENDING MARCH 31, 2001.
--------------------------------------------------------------------------------



REFER TO THE BOTTOM OF PAGE 5 FOR THE LIPPER CATEGORY DEFINITION.

TOTAL  RETURN   EQUALS  INCOME  RETURN  PLUS  SHARE  PRICE  CHANGE  AND  ASSUMES
REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR PROPRIETARY RATINGS ON U.S.-DOMICILED FUNDS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF MARCH 31, 2001. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ARE CALCULATED FROM THE FUND'S THREE-, FIVE-, AND 10-YEAR AVERAGE ANNUAL RETURNS (IF APPLICABLE) IN EXCESS OF 90-DAY U.S. TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY U.S. T-BILL RETURNS. THE OVERALL MORNINGSTAR RATING(TRADEMARK) IS A WEIGHTED AVERAGE OF THE FUND'S THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) RISK-ADJUSTED PERFORMANCE. THE USAA LONG-TERM FUND RECEIVED 4 STARS, 5 STARS, AND 4 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. THE TOP 10% OF THE FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND WAS RATED EXCLUSIVELY AGAINST U.S.-DOMICILED FUNDS. THE FUND WAS RATED AMONG 1,692, 1,452, AND 438 MUNICIPAL BOND FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THIS PERIOD?

Since the summer of 1999, the Federal Reserve Board (the Fed) had been concerned that a very robust U.S. economy, rising energy prices, and a tight labor market would trigger higher inflation. In the first half of 2000, the Fed raised short-term interest rates three times, for a total of 1%. However, by late spring of last year, the financial markets sensed that the U.S. economy was losing momentum, and long-term interest rates began to fall. The bond market generally welcomes a slowing economy because inflation pressures are lower. After economic activity fell sharply late last year, the Fed slashed the federal funds target interest rate twice in January 2001 and once again in March for a total interest rate reduction of 1.5%.

The yield on the Bond Buyer 40-Bond Index fell 0.67% during the 12 months ending March 31, 2001. Bond prices were impressively higher. Very attractive tax equivalent yields and an increasing desire for portfolio diversification stimulated investor demand for municipals.


THE BOND BUYER 40-BOND INDEX IS THE INDUSTRY STANDARD FOR THE YIELD OF LONG-TERM, INVESTMENT-GRADE MUNICIPAL BONDS.


WHAT WERE YOUR  STRATEGIES  AND  TECHNIQUES  FOR BUYING AND  SELLING  DURING THE
PERIOD?

My goal is to produce a high level of tax-exempt income with the best AFTER-TAX total return over a three- to five-year investment horizon. The Fund remains fully invested in long-term, investment-grade municipal bonds with an income orientation. Municipal bonds maturing in 15 years or longer usually yield more than shorter bonds of the same credit quality. However, longer-maturity bonds are more sensitive to changes in interest rates than shorter-maturity bonds.

Like any buyer, I seek value. We define value at USAA as a combination of:

 - STRUCTURE (coupon, maturity, call features, sinking funds, etc.)

 - LIQUIDITY (the ability to sell the bond quickly and receive the price you expect)

 - CREDIT QUALITY (the strength and stability of the issuer)

 - YIELD (The bond may otherwise be a great fit, but if the yield is too low, it's overpriced.)

Our shareholders have made it very clear that they do not want the income from their USAA tax-exempt funds to be subject to the alternative minimum tax (AMT). Consequently, since their inception, none of the USAA tax-exempt funds has distributed income that was subject to the AMT for individual taxpayers. Looking ahead, we have no intention of purchasing municipal bonds that are subject to the AMT. Of course, we would certainly advise our shareholders should any change in the federal tax code compel us to reconsider our position.

WHAT IS THE OUTLOOK?

During the first quarter of 2001, U.S. economic activity seemed to stabilize after an extremely weak November and December. Although an economic slowdown is evident, no consensus exists as to its depth and length. Bullish investors believe that the U.S. economy will recover quickly after a brief pause, but more pessimistic investors predict an outright recession. Although energy prices remain stubbornly high because of tight supply, an increase in unemployment and slower economic growth should help to subdue inflation.

Stock market volatility and investors' desires to diversify should continue to increase demand for municipal bonds. The combination of a weak economic outlook, stock market volatility, and growing demand typically proves to be a friendly environment for municipal bonds.

TAXABLE EQUIVALENT YIELDS

The table below compares the yield of the USAA Long-Term Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
 TO MATCH THE USAA LONG-TERM FUND'S CLOSING 30-DAY SEC YIELD OF 4.97% AND:

 Assuming a marginal federal tax rate of:      28%      31%      36%     39.6%

 A FULLY TAXABLE INVESTMENT MUST PAY:         6.90%    7.20%    7.77%    8.23%
--------------------------------------------------------------------------------

THIS TABLE IS BASED ON A HYPOTHETICAL INVESTMENT CALCULATED FOR ILLUSTRATION ONLY. IT IS NOT AN INDICATION OF PERFORMANCE FOR ANY OF THE USAA FAMILY OF FUNDS.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.




--------------------------------------------------------------------------------
                            PORTFOLIO RATINGS MIX
                                   3/31/01

A pie chart is shown here depicting the Portfolio Ratings Mix as of March 31, 2001 of the USAA Long-Term Fund to be:

AAA - 40%; AA - 20%; A - 19%; BBB - 18%; B - 2%; AND CASH EQUIVALENTS - 1%.

THE FOUR HIGHEST LONG-TERM CREDIT RATINGS, IN DESCENDING ORDER OF CREDIT QUALITY, ARE AAA, AA, A, AND BBB. THIS CHART REFLECTS THE HIGHER RATING OF EITHER MOODY'S INVESTORS SERVICE, STANDARD & POOR'S RATING SERVICES, OR FITCH IBCA. UNRATED SECURITIES THAT HAVE BEEN DETERMINED BY USAA IMCO TO BE OF EQUIVALENT INVESTMENT QUALITY TO CATEGORIES AAA AND BBB ACCOUNT FOR 0.6% AND 1.6%, RESPECTIVELY, OF THE FUND'S INVESTMENTS AND ARE INCLUDED IN THEIR APPROPRIATE CATEGORIES ABOVE.
--------------------------------------------------------------------------------

YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 27-35.









INVESTMENT REVIEW
--------------------------------------------------------------------------------

USAA INTERMEDIATE-TERM FUND

OBJECTIVE: Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS: Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of between three and 10 years.

--------------------------------------------------------------------------------
                                                  3/31/01           3/31/00
--------------------------------------------------------------------------------
 Net Assets                                   $2,310.8 Million  $2,123.3 Million
 Net Asset Value Per Share                         $13.09            $12.58
 Tax-Exempt Dividends Per Share Last 12 Months     $0.688            $0.690
 Capital Gains Distributions Per Share Last
  12 Months                                           -                 -
--------------------------------------------------------------------------------
 30-DAY SEC YIELD(*) AS OF 3/31/01
--------------------------------------------------------------------------------
 30-Day SEC Yield                                                     4.43%
--------------------------------------------------------------------------------
(*)CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL COMPOUNDED RETURNS WITH
          REINVESTMENT OF DIVIDENDS - PERIODS ENDING MARCH 31, 2001
--------------------------------------------------------------------------------
               TOTAL RETURN     EQUALS   DIVIDEND RETURN   PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
  10 Years         6.79%          =           5.79%          +        1.00%
--------------------------------------------------------------------------------
   5 Years         6.08%          =           5.58%          +        0.50%
--------------------------------------------------------------------------------
   1 Year          9.83%          =           5.78%          +        4.05%
--------------------------------------------------------------------------------


              ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
                  FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2001

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Intermediate-Term Fund for the 10-year period ended March 31, 2001.

TOTAL RETURN
---------------------
03/31/1992      9.24%
03/31/1993     11.29%
03/31/1994      3.06%
03/31/1995      6.16%
03/31/1996      7.97%
03/31/1997      5.80%
03/31/1998     10.59%
03/31/1999      5.42%
03/31/2000     -0.84%
03/31/2001      9.81%

DIVIDEND RETURN
---------------------
03/31/1992      6.82%
03/31/1993      6.33%
03/31/1994      5.31%
03/31/1995      5.76%
03/31/1996      5.81%
03/31/1997      5.80%
03/31/1998      5.81%
03/31/1999      5.35%
03/31/2000      5.21%
03/31/2001      5.76%

CHANGE IN SHARE PRICE
---------------------
03/31/1992      2.42%
03/31/1993      4.96%
03/31/1994     -2.25%
03/31/1995      0.40%
03/31/1996      2.16%
03/31/1997      0.00%
03/31/1998      4.78%
03/31/1999      0.07%
03/31/2000     -6.05%
03/31/2001      4.05%
--------------------------------------------------------------------------------

TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



--------------------------------------------------------------------------------
                      12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Intermediate-Term Fund to the 12-Month Dividend Yield of the Lipper Intermediate Municipal Debt Funds Average from 3/31/1992 to 3/31/2001.

               USAA INTERMEDIATE-TERM      LIPPER INTERMEDIATE MUNICIPAL
                       FUND                     DEBT FUNDS AVERAGE
               ----------------------      -----------------------------
03/31/1992             6.43%                          5.92%
03/31/1993             5.75%                          5.25%
03/31/1994             5.56%                          4.90%
03/31/1995             5.56%                          4.74%
03/31/1996             5.57%                          4.65%
03/31/1997             5.67%                          4.57%
03/31/1998             5.34%                          4.35%
03/31/1999             5.24%                          4.20%
03/31/2000             5.49%                          4.38%
03/31/2001             5.27%                          4.28%
--------------------------------------------------------------------------------

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS. THE GRAPH SHOWS DATA FOR PERIODS ENDING 3/31/92 TO 3/31/01.



--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA Intermediate-Term Fund, the Lehman Brothers Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average. The data is for the period 3/31/1991 to 3/31/2001. The data points from the graph are as follows:

USAA INTERMEDIATE-TERM FUND
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,544
03/31/92               10,924
09/30/92               11,569
03/31/93               12,157
09/30/93               12,942
03/31/94               12,530
09/30/94               12,791
03/31/95               13,302
09/30/95               14,039
03/31/96               14,362
09/30/96               14,801
03/31/97               15,195
09/30/97               16,143
03/31/98               16,804
09/30/98               17,523
03/31/99               17,714
09/30/99               17,305
03/31/00               17,566
09/30/00               18,195
03/31/01               19,289

LEHMAN BROTHERS MUNICIPAL BOND INDEX
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,611
03/31/92               10,999
09/30/92               11,720
03/31/93               12,376
09/30/93               13,213
03/31/94               12,663
09/30/94               12,891
03/31/95               13,604
09/30/95               14,332
03/31/96               14,745
09/30/96               15,198
03/31/97               15,548
09/30/97               16,568
03/31/98               17,214
09/30/98               18,012
03/31/99               18,281
09/30/99               17,887
03/31/00               18,266
09/30/00               18,991
03/31/01               20,261

LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,505
03/31/92               10,841
09/30/92               11,477
03/31/93               12,027
09/30/93               12,708
03/31/94               12,349
09/30/94               12,551
03/31/95               13,045
09/30/95               13,656
03/31/96               13,960
09/30/96               14,272
03/31/97               14,592
09/30/97               15,375
03/31/98               15,856
09/30/98               16,525
03/31/99               16,694
09/30/99               16,415
03/31/00               16,665
09/30/00               17,224
03/31/01               18,219
--------------------------------------------------------------------------------

DATA FROM 3/31/91 THROUGH 3/31/01.

THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA INTERMEDIATE-TERM FUND TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE. THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE MUNICIPAL DEBT FUNDS, AS COMPUTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX BECAUSE FUNDS HAVE EXPENSES.









MESSAGE FROM THE MANAGER
--------------------------------------------------------------------------------

[PHOTOGRAPH OF PORTFOLIO MANAGER: CLIFFORD A. GLADSON, CFA, APPEARS HERE.]


HOW DID THE FUND PERFORM FROM MARCH 31, 2000, TO MARCH 31, 2001?

For the fiscal year ending March 31, 2001, your USAA Intermediate-Term Fund provided a total return of 9.83% versus the average of 9.03% for the 119 funds in the Lipper Intermediate Municipal Debt Funds category. During this period, the Fund provided a 12-month dividend distribution yield of 5.27%, which was well above the category average yield of 4.28%.

--------------------------------------------------------------------------------
                                 * * * * *
   YOUR FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TRADEMARK)
              OF 5 STARS IN THE MUNICIPAL BOND FUND CATEGORY
                   FOR THE PERIOD ENDING MARCH 31, 2001.
--------------------------------------------------------------------------------

REFER TO THE BOTTOM OF PAGE 10 FOR THE LIPPER CATEGORY DEFINITION.

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR PROPRIETARY RATINGS ON U.S.-DOMICILED FUNDS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF MARCH 31, 2001. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ARE CALCULATED FROM THE FUND'S THREE-, FIVE-, AND 10-YEAR ANNUAL RETURNS (IF APPLICABLE) IN EXCESS OF 90-DAY U.S. TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY U.S. T-BILL RETURNS. THE OVERALL MORNINGSTAR RATING(TRADEMARK) IS A WEIGHTED AVERAGE OF THE FUND'S THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) RISK-ADJUSTED PERFORMANCE. THE USAA INTERMEDIATE-TERM FUND RECEIVED 5 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. THE TOP 10% OF THE FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND WAS RATED AMONG 1,692, 1,452, AND 438 FUNDS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.


WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THIS PERIOD?

In May of 2000, the credit market began to anticipate a slowdown in the economy, which caused intermediate-term interest rates to decline. By December, it became apparent that the fourth quarter of 2000 would produce disappointing economic results. This accelerated the fall in interest rates. Beginning in January 2001, the Federal Reserve Board (the Fed) made three 0.5% cuts in short-term interest rates. These efforts by the Fed to stimulate growth also stabilized the decline in intermediate-term interest rates.

Over the last year, the yield-to-maturity on municipal bonds with credit ratings of AA and a maturity of 10 years fell 0.72%.

WHAT WERE YOUR STRATEGIES AND TECHNIQUES FOR BUYING AND SELLING DURING THIS PERIOD?

The primary goal of the Fund is to distribute a high level of tax-exempt dividends. This leads me to manage the portfolio with an income orientation that reflects the mathematical nature of bonds, the federal income tax code, and the behavior of the fixed-income market.

Interest rates fluctuate. When interest rates rise, the price of a bond falls. When interest rates fall, the price of a bond rises. At maturity, barring a credit disaster, a bond pays off at face value. The only tax-exempt income that is earned depends on the bond's coupon yield at the time of purchase.

Common sense dictates that a taxpayer values tax-exempt income over taxable capital gains distributions. The table and three graphs on pages 9 and 10 show the sources of total return for the Fund over the last one-, five-, and 10-year periods. Notice that even though there is a good deal of short-term volatility in share price, the tax-exempt dividend return is the dominant component of long-term total return.

Two market factors shape an income-oriented portfolio strategy. First, to my knowledge, no one has been able to consistently predict the movement in interest rates. Consequently, under normal market conditions, I tend to keep the Fund fully invested. When I do trade bonds, it is to take advantage of interest rate movements that can increase the Fund's dividend distribution yield. I carefully manage trading activity to minimize taxable capital gains distributions. The second market factor that influences portfolio strategy is that yields for municipal bonds tend to increase as bond maturity lengthens. This means that the Fund will usually have a weighted average maturity near nine years.

Many of our shareholders have made it very clear that they do not want the income of their USAA tax-exempt funds to be subject to the alternative minimum tax (AMT). Consequently, since their inception, none of the USAA tax-exempt bond funds have distributed income that was subject to the AMT for individual taxpayers. Looking ahead, we have no intention of purchasing municipal bonds that are subject to the AMT. Of course, we would certainly advise our shareholders should any change in the federal tax code compel us to reconsider this position.

WHAT IS THE OUTLOOK?

While the long economic expansion appears to have stagnated, the Fed's rate cuts should help to stimulate economic growth over the next 12 months. As long as commodity prices remain stable, intermediate-term interest rates should remain near current levels.

TAXABLE EQUIVALENT YIELDS

The table below compares the yield of the USAA Intermediate-Term Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
TO MATCH THE USAA  INTERMEDIATE-TERM  FUND'S  CLOSING  30-DAY SEC YIELD OF 4.43%
AND:

Assuming a marginal federal tax rate of:     28%      31%      36%     39.6%

A FULLY TAXABLE INVESTMENT MUST PAY:        6.15%    6.42%    6.92%    7.33%
--------------------------------------------------------------------------------

THIS TABLE IS BASED ON A HYPOTHETICAL INVESTMENT CALCULATED FOR ILLUSTRATION ONLY. IT IS NOT AN INDICATION OF PERFORMANCE FOR ANY OF THE USAA FAMILY OF FUNDS.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.


--------------------------------------------------------------------------------
                              PORTFOLIO RATINGS MIX
                                     3/31/01

A pie chart is shown here depicting the Portfolio Ratings Mix as of March 31, 2001 of the USAA Intermediate-Term Fund to be:

AAA - 38%; AA - 23%; A - 17%; BBB - 20%; B - 1%; AND CASH EQUIVALENTS - 1%.

THE FOUR HIGHEST LONG-TERM CREDIT RATINGS, IN DESCENDING ORDER OF CREDIT QUALITY, ARE AAA, AA, A, AND BBB. THIS CHART REFLECTS THE HIGHER RATING OF EITHER MOODY'S INVESTORS SERVICE, STANDARD & POOR'S RATING SERVICES, OR FITCH IBCA. UNRATED SECURITIES THAT HAVE BEEN DETERMINED BY USAA IMCO TO BE OF EQUIVALENT INVESTMENT QUALITY TO CATEGORIES AAA, A, AND BBB ACCOUNT FOR 0.6%, 0.4%, AND 1.9%, RESPECTIVELY, OF THE FUND'S INVESTMENTS AND ARE INCLUDED IN THEIR APPROPRIATE CATEGORIES ABOVE.
--------------------------------------------------------------------------------

YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 36-51.









INVESTMENT REVIEW
--------------------------------------------------------------------------------

USAA SHORT-TERM FUND

OBJECTIVE: Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS: Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of three years or less.

--------------------------------------------------------------------------------
                                                3/31/01           3/31/00
--------------------------------------------------------------------------------
  Net Assets                               $1,024.1 Million    $967.6 Million
  Net Asset Value Per Share                     $10.69             $10.46
  Tax-Exempt Dividends Per Share Last
   12 Months                                    $0.484             $0.473
  Capital Gains Distributions Per Share Last
   12 Months                                         -                -
--------------------------------------------------------------------------------
  30-DAY SEC YIELD(*) AS OF 3/31/01
--------------------------------------------------------------------------------
  30-Day SEC Yield                                                  3.75%
--------------------------------------------------------------------------------

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL COMPOUNDED RETURNS WITH
          REINVESTMENT OF DIVIDENDS - PERIODS ENDING MARCH 31, 2001
--------------------------------------------------------------------------------
               TOTAL RETURN     EQUALS   DIVIDEND RETURN   PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
  10 Years         5.11%          =           4.79%          +        0.32%
--------------------------------------------------------------------------------
   5 Years         4.90%          =           4.67%          +        0.23%
--------------------------------------------------------------------------------
   1 Year          7.00%          =           4.80%          +        2.20%
--------------------------------------------------------------------------------


              ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
                  FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2001

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Short-Term Fund for the 10-year period ending March 31, 2001.

TOTAL RETURN
---------------------
03/31/1992      7.09%
03/31/1993      6.37%
03/31/1994      2.87%
03/31/1995      4.51%
03/31/1996      5.83%
03/31/1997      4.70%
03/31/1998      6.35%
03/31/1999      4.46%
03/31/2000      2.05%
03/31/2001      6.99%

DIVIDEND RETURN
---------------------
03/31/1992      5.83%
03/31/1993      4.94%
03/31/1994      4.28%
03/31/1995      4.61%
03/31/1996      4.87%
03/31/1997      4.70%
03/31/1998      4.74%
03/31/1999      4.65%
03/31/2000      4.48%
03/31/2001      4.79%

CHANGE IN SHARE PRICE
---------------------
03/31/1992      1.26%
03/31/1993      1.43%
03/31/1994     -1.41%
03/31/1995     -0.10%
03/31/1996      0.96%
03/31/1997      0.00%
03/31/1998      1.61%
03/31/1999     -0.19%
03/31/2000     -2.43%
03/31/2001      6.99%
--------------------------------------------------------------------------------

TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



--------------------------------------------------------------------------------
                       12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Short-Term Fund to the 12-Month Dividend Yield of the Lipper Short Municipal Debt Funds Average from 3/31/1992 to 3/31/2001.

                USAA SHORT-TERM            LIPPER SHORT MUNICIPAL
                     FUND                    DEBT FUNDS AVERAGE
                ---------------         ---------------------------
03/31/1992           5.59%                         5.41%
03/31/1993           4.75%                         4.47%
03/31/1994           4.33%                         3.71%
03/31/1995           4.51%                         4.01%
03/31/1996           4.73%                         4.15%
03/31/1997           4.60%                         4.18%
03/31/1998           4.55%                         4.04%
03/31/1999           4.57%                         3.88%
03/31/2000           4.52%                         3.87%
03/31/2001           4.54%                         4.08%
--------------------------------------------------------------------------------

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/92 TO 3/31/01.



--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA Short-Term Fund, the Lehman Brothers Municipal Bond Index and the Lipper Short Municipal Debt Funds Average. The data is for the period 3/31/1991 to 3/31/2001. The data points from the graph are as follows:

USAA SHORT-TERM FUND
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,376
03/31/92               10,709
09/30/92               11,072
03/31/93               11,392
09/30/93               11,731
03/31/94               11,718
09/30/94               11,930
03/31/95               12,247
09/30/95               12,695
03/31/96               12,961
09/30/96               13,267
03/31/97               13,570
09/30/97               14,057
03/31/98               14,431
09/30/98               14,847
03/31/99               15,074
09/30/99               15,153
03/31/00               15,383
09/30/00               15,837
03/31/01               16,457

LEHMAN BROTHERS MUNICIPAL BOND INDEX
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,611
03/31/92               10,999
09/30/92               11,720
03/31/93               12,376
09/30/93               13,213
03/31/94               12,663
09/30/94               12,891
03/31/95               13,604
09/30/95               14,332
03/31/96               14,745
09/30/96               15,198
03/31/97               15,548
09/30/97               16,568
03/31/98               17,214
09/30/98               18,012
03/31/99               18,281
09/30/99               17,887
03/31/00               18,266
09/30/00               18,991
03/31/01               20,261

LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,339
03/31/92               10,647
09/30/92               11,009
03/31/93               11,295
09/30/93               11,552
03/31/94               11,616
09/30/94               11,786
03/31/95               12,039
09/30/95               12,403
03/31/96               12,672
09/30/96               12,924
03/31/97               13,165
09/30/97               13,535
03/31/98               13,841
09/30/98               14,187
03/31/99               14,423
09/30/99               14,547
03/31/00               14,752
09/30/00               15,129
03/31/01               15,650
--------------------------------------------------------------------------------

DATA FROM 3/31/91 THROUGH 3/31/01.

THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA SHORT-TERM FUND TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE. THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL SHORT-TERM MUNICIPAL DEBT FUNDS, AS COMPUTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX BECAUSE FUNDS HAVE EXPENSES.









MESSAGE FROM THE MANAGER
--------------------------------------------------------------------------------

[PHOTOGRAPH OF PORTFOLIO MANAGER:  CLIFFORD A. GLADSON, CFA, APPEARS HERE.]


HOW DID THE FUND PERFORM FROM MARCH 31, 2000, TO MARCH 31, 2001?

I am pleased to report that for the fiscal year ending March 31, 2001, your USAA Short-Term Fund provided a total return of 7%, ranking FIRST out of 33 funds in the Lipper Short Municipal Debt Funds category. During this period, the Fund provided a 12-month dividend distribution yield of 4.54%, which was well above the category average yield of 4.08%.

In addition, the Fund received a Lipper Performance Achievement Certificate for ranking FIRST of 6 funds in its Lipper category for the 10-year period ending December 31, 2000.

--------------------------------------------------------------------------------
                                  * * * * *
   YOUR FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TRADEMARK)
                OF 5 STARS IN THE MUNICIPAL BOND FUND CATEGORY
                   FOR THE PERIOD ENDING MARCH 31, 2001.
--------------------------------------------------------------------------------


REFER TO THE BOTTOM OF PAGE 15 FOR THE LIPPER CATEGORY DEFINITION.

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS.

FOR THE FIVE- AND 10-YEAR PERIODS ENDING MARCH 31, 2001, THE FUND RANKED 3 OUT OF 26 AND 1 OUT OF 6 FUNDS, RESPECTIVELY, IN THE LIPPER SHORT MUNICIPAL DEBT FUNDS CATEGORY. LIPPER RANKINGS ARE BASED ON TOTAL RETURNS.

FOR THE ONE- AND FIVE-YEAR PERIODS ENDING DECEMBER 31, 2000, THE FUND RANKED 3 OUT OF 32 AND 3 OUT OF 26 FUNDS, RESPECTIVELY, IN THE LIPPER SHORT MUNICIPAL DEBT FUNDS CATEGORY.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR PROPRIETARY RATINGS ON U.S.-DOMICILED FUNDS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF MARCH 31, 2001. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ARE CALCULATED FROM THE FUND'S THREE-, FIVE-, AND 10-YEAR ANNUAL RETURNS (IF APPLICABLE) IN EXCESS OF 90-DAY U.S. TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY U.S. T-BILL RETURNS. THE OVERALL MORNINGSTAR RATING(TRADEMARK) IS A WEIGHTED AVERAGE OF THE FUND'S THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) RISK-ADJUSTED PERFORMANCE. THE USAA SHORT-TERM FUND RECEIVED 5 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. THE TOP 10% OF THE FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND WAS RATED AMONG 1,692, 1,452, AND 438 FUNDS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.


WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THIS PERIOD?

In May of 2000, the credit market began to anticipate a slowdown in the economy. This caused long-term interest rates to decline. By December, it became apparent that the fourth quarter of 2000 would produce disappointing economic results. This accelerated the fall in interest rates for bonds maturing beyond one year. Beginning in January 2001, the Federal Reserve Board (the Fed), in an effort to stimulate economic growth, made three 0.5% cuts in short-term interest rates. The Fed's actions stabilized the decline in long-term interest rates.

Over the last year, the yield-to-maturity on municipal bonds with credit ratings of AA and a maturity of five years fell 1.12%. The interest rates for variable-rate municipal securities and bonds with maturities of less than one year also experienced a significant decline. However, the majority of declines in interest rates for this segment of the credit market occurred during the first quarter of 2001.

WHAT WERE YOUR STRATEGIES AND TECHNIQUES FOR BUYING AND SELLING DURING THIS PERIOD?

The primary goal of the Fund is to distribute a high level of tax-exempt dividends. This leads me to manage the portfolio with an income orientation that is described in some detail in the narrative of the USAA Intermediate-Term Fund on page 11.

In this narrative I would like to address how the USAA Short-Term Fund is managed to reduce exposure to share price volatility from fluctuations in interest rates.

Interest rates fluctuate. When interest rates rise, the price of a bond falls. When interest rates fall, the price of a bond rises. The volatility in the share price of a bond fund depends on the interest rate sensitivity of its portfolio of bonds. However, your Fund typically invests about 20% of its assets in variable-rate demand notes (VRDNs). VRDNs possess a demand feature, usually from a high-quality bank, that allows the holder to sell the bond back to the issuer at par value (100% of face) with notice of seven days or less. The interest rate reset period of these securities matches the length of the demand feature. Because prices of VRDNs remain at par regardless of fluctuations in interest rates, they can help reduce the volatility of the Fund's share price.

WHAT IS THE OUTLOOK?

The credit markets appear to think that the Fed will continue to reduce short-term interest rates to stimulate economic growth. This indicates that short-term interest rates for municipal securities may decline over the next six months. As long as commodity prices remain stable, interest rates on bonds with a maturity of more than two years should remain near current levels.

TAXABLE EQUIVALENT YIELDS

The table below compares the yield of the USAA Short-Term Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
TO MATCH THE USAA SHORT-TERM FUND'S CLOSING 30-DAY SEC YIELD OF 3.75% AND:

Assuming a marginal federal tax rate of:      28%      31%      36%     39.6%

A FULLY TAXABLE INVESTMENT MUST PAY:         5.21%    5.43%    5.86%    6.21%
--------------------------------------------------------------------------------

THIS TABLE IS BASED ON A HYPOTHETICAL INVESTMENT CALULATED FOR ILLUSTRATION ONLY. IT IS NOT AN INDICATION OF PERFORMANCE FOR ANY OF THE USAA FAMILY OF FUNDS.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.


--------------------------------------------------------------------------------
                              PORTFOLIO RATINGS MIX
                                     3/31/01

A pie chart is shown here depicting the Portfolio Ratings Mix as of March 31, 2001 of the USAA Short-Term Fund to be:

AAA - 21%; AA - 16%; A - 19%; BBB - 22%; AND CASH EQUIVALENTS - 22%.

THE FOUR HIGHEST LONG-TERM CREDIT RATINGS, IN DESCENDING ORDER OF CREDIT QUALITY, ARE AAA, AA, A, AND BBB. THIS CHART REFLECTS THE HIGHER RATING OF EITHER MOODY'S INVESTORS SERVICE, STANDARD & POOR'S RATING SERVICES, OR FITCH IBCA. UNRATED SECURITIES THAT HAVE BEEN DETERMINED BY USAA IMCO TO BE OF EQUIVALENT INVESTMENT QUALITY TO CATEGORIES A AND BBB ACCOUNT FOR 1.8% AND 1.6%, RESPECTIVELY, OF THE FUND'S INVESTMENTS AND ARE INCLUDED IN THEIR APPROPRIATE CATEGORIES ABOVE.
--------------------------------------------------------------------------------

YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 52-63.









INVESTMENT REVIEW
--------------------------------------------------------------------------------

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE: Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: Invests principally in high-quality, tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.*

* AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                            3/31/01              3/31/00
--------------------------------------------------------------------------------
  Net Assets                            $1,940.2 Million     $1,863.2 Million
  Net Asset Value Per Share                   $1.00                $1.00
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/01
--------------------------------------------------------------------------------
          1 YEAR          5 YEARS        10 YEARS         7-DAY YIELD
           3.88%           3.44%           3.33%             3.34%
--------------------------------------------------------------------------------

TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.


--------------------------------------------------------------------------------
                             7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-day yield of the USAA Tax Exempt Money Market Fund and the iMoneyNet, Inc. SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds. The data is from 3/27/2000 to 3/26/2001.

                   USAA TAX EXEMPT
                  MONEY MARKET FUND           IMONEYNET AVERAGE
                  -----------------           -----------------
03/27/00                3.45%                      3.14%
04/24/00                3.92%                      3.61%
05/22/00                4.14%                      3.75%
06/26/00                4.20%                      3.86%
07/31/00                3.96%                      3.61%
08/28/00                3.92%                      3.57%
09/25/00                4.06%                      3.77%
10/30/00                4.05%                      3.69%
11/27/00                4.10%                      3.71%
12/18/00                3.85%                      3.49%
01/29/01                3.71%                      3.50%
02/26/01                3.43%                      3.04%
03/26/01                3.28%                      2.94%
--------------------------------------------------------------------------------

DATA REPRESENT THE LAST MONDAY OF EACH MONTH.
ENDING DATE 3/26/01.

THE GRAPH TRACKS THE FUND'S SEVEN-DAY YIELD AGAINST IMONEYNET, INC. SB (STOCK BROKER) & GP (GENERAL PURPOSE) (TAX-FREE) MONEY FUNDS, AN AVERAGE OF MONEY MARKET FUND YIELDS.









MESSAGE FROM THE MANAGER
--------------------------------------------------------------------------------

[PHOTOGRAPH OF PORTFOLIO MANAGER:  TONY ERA APPEARS HERE.]


HOW DID THE FUND PERFORM FROM MARCH 31, 2000, TO MARCH 31, 2001?

Your USAA Tax Exempt Money Market Fund ranked 9 out of 126 national money market funds for the 12-month period ended March 31, 2001, according to iMoneyNet, Inc. The Fund's total return was 3.88%, and the average for the category over the same period was 3.51%.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THIS PERIOD?

From February 2, 2000, through the end of the year, the Federal Reserve Board (the Fed) increased the federal funds rate three times, by a total of 100 basis points, to 6.5%. Then, concerned that consumer sentiment reflected a more harsh economic slowdown than the soft landing anticipated, the Fed reversed its previous interest rate tightening actions and lowered the rate three times during the first quarter of 2001. This volatility in interest rates presented both challenges and opportunities in short-term money markets.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

Since our last report in September, we have maintained a sizable percentage of the Fund's assets in variable-rate demand notes (VRDNs). These securities, in our view, offer the best value in the short-term tax-exempt market. While currently maintaining this strategy, I may choose to moderate the percentage of the Fund's assets invested in VRDNs over the intermediate term, depending on the Fed's actions. As you may recall from previous reports, VRDNs have a demand feature that provides the owner the option to sell the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. Another attractive feature of these securities is that their interest rate is generally reset weekly. In the current environment, these securities compare favorably to fixed-rate instruments.

At the end of March 31, 2001, VRDNs represented more than 70% of the Fund's assets. In addition to purchasing VRDNs, I also increased the investment in short-term tax-exempt notes, anticipating continued Fed interest rate cuts. Although these securities are bought at a fixed rate, they do provide a cushion as yields on VRDNs drop too low. You will also notice that the Fund's weighted average maturity was lengthened by five days -- from 36 days at September 30, 2000, to 41 days at March 31, 2001.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


WHAT IS THE OUTLOOK?

Looking toward the horizon, we continue to anticipate mixed economic signals that will likely sustain a high degree of volatility surrounding tax-exempt notes and other money market instruments. Economic data continue to reflect a decline in domestic economic activity; however, consumer sentiment and spending will undoubtedly determine the extent to which the economy slows during the next six months. Although we do not anticipate major changes in our strategy, we will continue to look for opportunities to fine-tune our strategy to take advantage of any changes in the tax-exempt money market.


--------------------------------------------------------------------------------
                                  PORTFOLIO MIX
                                     3/31/01

A pie chart is shown here depicting the Portfolio Mix as of March 31, 2001 of the USAA Tax Exempt Money Market Fund to be:

FIXED-RATE INSTRUMENTS - 16.4%; PUT BONDS - 9.1%; AND VARIABLE-RATE DEMAND NOTES
- 74.0%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.
--------------------------------------------------------------------------------

YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 64-75.



--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE OF $10,000

A chart in the form of a line graph appears here, illustrating the cumulative performance of a $10,000 investment in the USAA Tax Exempt Money Market Fund. The data is from 3/31/1991 to 3/31/2001. The data points from the graph are as follows:

USAA TAX EXEMPT MONEY MARKET FUND
  YEAR                 AMOUNT
--------              -------
03/31/91              $10,000
09/30/91               10,233
03/31/92               10,430
09/30/92               10,593
03/31/93               10,731
09/30/93               10,858
03/31/94               10,979
09/30/94               11,120
03/31/95               11,306
09/30/95               11,516
03/31/96               11,719
09/30/96               11,913
03/31/97               12,106
09/30/97               12,318
03/31/98               12,527
09/30/98               12,743
03/31/99               12,936
09/30/99               13,138
03/31/00               13,361
09/30/00               13,629
03/31/01               13,877
--------------------------------------------------------------------------------

DATA FROM 3/31/91 THROUGH 3/31/01.

THE GRAPH ILLUSTRATES THE PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE USAA TAX EXEMPT MONEY MARKET FUND. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE FUND'S PERFORMANCE. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT REVIEW.









DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

The Funds completed their fiscal year on March 31, 2001. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires each Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by each of the Funds was 100% tax-exempt for federal income tax purposes. There were no long-term capital gains distributions for the year ended March 31, 2001.









INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

KPMG


The Shareholders and Board of Directors

USAA TAX EXEMPT FUND, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market funds, series of the USAA Tax Exempt Fund, Inc., as of March 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 8 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market funds as of March 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                KPMG LLP


San Antonio, Texas
May 4, 2001










CATEGORIES AND DEFINITIONS
PORTFOLIOS OF INVESTMENTS

MARCH 31, 2001



FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements. In bond funds, the effective maturity is the next put date.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company or other corporation, or a collateral trust.

The USAA Tax Exempt  Money  Market  Fund's  investments  consist  of  securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, "eligible securities" generally consist of securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. The Manager also attempts to minimize credit risk in the USAA Tax Exempt Money Market Fund through rigorous internal credit research.

(ETM)   Escrowed to final maturity.
(PRE)   Prerefunded to a date prior to maturity.
(LOC)   Enhanced by a bank letter of credit.
(LIQ)   Enhanced by a bank or nonbank liquidity agreement.
(NBGA)  Enhanced by a nonbank guarantee agreement.
(INS)   Scheduled principal and interest payments are insured by:
        (1)  MBIA, Inc.                       (6)  ACA Financial Guaranty Corp.
        (2)  AMBAC Financial Group, Inc.      (7)  College Construction Loan
        (3)  Financial Guaranty Insurance Co.       Insurance Association
        (4)  Financial Security Assurance     (8)  ACE Guaranty RE Inc.
              Holdings Ltd.                   (9)  AXA Reinsurance Group
        (5)  Asset Guaranty Insurance Co.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

BAN     Bond Anticipation Note           ISD     Independent School District
COP     Certificate of Participation     MERLOT  Municipal Exempt Receipts-
CP      Commercial Paper                           Liquidity Optional Tender
EDC     Economic Development             MFH     Multifamily Housing
         Corporation                     PCRB    Pollution Control Revenue Bond
GAN     Grant Anticipation Note          RAN     Revenue Anticipation Note
GO      General Obligation               RB      Revenue Bond
IDA     Industrial Development           RN      Revenue Note
          Authority/Agency               SFH     Single-Family/Housing
IDB     Industrial Development Board     TRAN    Tax Revenue Anticipation Note
IDC     Industrial Development Corp.
IDRB    Industrial Development
         Revenue Bond










USAA LONG-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

MARCH 31, 2001



 PRINCIPAL                                                    COUPON         FINAL          MARKET
  AMOUNT                   SECURITY                            RATE         MATURITY         VALUE
----------------------------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (98.6%)
           ALABAMA (2.2%)
$  3,750   Baldwin County Health Care RB, Series 1996          6.75%       4/01/2021      $    3,603
   8,000   Courtland IDRB, Series 1994                         5.90        2/01/2017           7,969
  10,250   Prattville IDB RB, Series 1998                      5.30        9/01/2028           9,335
  15,000   Public School and College RB,
            Series 1999A (INS)(2)                              5.50        9/01/2029          15,416
  10,000   University of Alabama at Birmingham
            Hospital RB, Series 2000A (INS)(1)                 5.88        9/01/2031          10,585

           ALASKA (1.0%)
  21,175   Valdez Marine Terminal RB, Series 1985A             7.00       12/01/2025          21,996

           CALIFORNIA (0.2%)
           ABC Unified School District GO,
   2,720    Series C (INS)(3),(a)                              5.58        8/01/2031             537
   2,000    Series C (INS)(3),(a)                              5.59        8/01/2032             374
   3,000   Los Angeles Department of Water and Power RB,
            Series 2001A                                       5.00        7/01/2024           2,941

           COLORADO (2.2%)
  11,000   Denver City and County COP, Series 2000B (INS)(2)   5.50       12/01/2025          11,371
   9,500   Denver Health and Hospital Auth. RB,
            Series 1998A                                       5.38       12/01/2028           7,852
  13,700   Health Facilities Auth. Hospital RB,
            Series 1993                                        6.63        2/01/2013          14,130
  11,480   Summit County Sports Facilities RB,
            Series 1990                                        7.88        9/01/2008          13,618

           CONNECTICUT (2.9%)
  62,950   Mashantucket (Western) Pequot Tribe RB,
            Series 1997B(d)                                    5.75        9/01/2027          61,444

           DISTRICT OF COLUMBIA (4.6%)
  25,200   Convention Center Auth. RB, Series 1998 (INS)(2)    4.75       10/01/2028          22,964
           District of Columbia GO,
  52,900    Series 1999A (INS)(1)                              5.50        6/01/2029          54,242
  10,790    Series 2001B (INS)(3)                              5.13        6/01/2024          10,604
   8,000   Hospital RB, Series 1992B (PRE)                     7.00        8/15/2015           8,570

           FLORIDA (2.9%)
           Board of Education Public Education GO,
  15,665    Series 1998E (NBGA)                                5.63        6/01/2025          16,431
   7,000    Series 1998E (NBGA)                                5.63        6/01/2029           7,319
  36,630    Series 2001A (NBGA)                                4.75        6/01/2024          34,217
   3,230   Miami-Dade County Solid Waste System RB,
            Series 2001 (INS)(4)                               5.00       10/01/2018           3,244

           GEORGIA (2.3%)
  12,000   Fayette County Public Facilities Auth. RB,
            Series 2000                                        5.88        6/01/2028          12,945
   8,000   Henry County Water and Sewage Auth. RB,
            Series 2000 (INS)(3)                               5.63        2/01/2030           8,413
           Private Colleges and University Auth. RB,
   5,000    Series 1999A                                       5.50       11/01/2025           5,190
  10,750    Series 1999A                                       5.50       11/01/2031          11,115
  10,000   Savannah Economic Development Auth. PCRB,
            Series 1995                                        6.15        3/01/2017          10,477

           HAWAII (0.4%)
   7,330   State Highway RB, Series 1998                       5.50        7/01/2018           7,860

           IDAHO (1.1%)
  23,400   Nez Perce County PCRB, Series 1996                  6.00       10/01/2024          22,684

           ILLINOIS (8.1%)
  13,725   Chicago-O'Hare International Airport RB,
            Series 1994                                        8.20       12/01/2024          15,347
           Health Facilities Auth. RB,
  17,775    Series 1992                                        7.00        1/01/2015          13,311
   7,000    Series 1998                                        5.25        9/01/2024           6,094
   5,030    Series 2000                                        6.85       11/15/2029           5,368
   8,500    Series 2001B (INS)(4),(e)                          5.13        2/15/2025           8,238
  13,850   Quincy Hospital RB, Series 1993                     6.00       11/15/2018          13,946
           Regional Transportation Auth. GO,
  10,980    Series 1994C (PRE) (INS)(3)                        7.10        6/01/2025          12,344
  23,980    Series 1999 (INS)(4)                               5.75        6/01/2020          26,383
  37,550   Regional Transportation Auth. RB,
            Series 2000A (INS)(1)                              6.50        7/01/2030          45,854
  23,000   State GO, Series 1999 (INS)(3)                      5.00        3/01/2024          22,312

           INDIANA (5.3%)
           Bond Bank State Revolving Fund RB,
  10,440    Series 2000A                                       5.50        8/01/2021          10,844
  11,015    Series 2000A                                       5.50        8/01/2022          11,432
  22,590    Series 2000B                                       5.00        8/01/2023          22,098
   3,520   Hamilton Heights School Building Corp. RB,
            Series 2001 (INS)(2),(e)                           5.00        1/15/2019           3,457
 100,675   Health Facility Financing Auth. RB,
            Series 1992C(a)                                    7.89        7/01/2023          16,899
  21,750   Indianapolis Airport Facility RB,
            Series 1994                                        6.80        4/01/2017          23,053
   7,500   St. Joseph County Hospital Auth. RB,
            Series 2000 (INS)(2)                               5.63        8/15/2033           7,670
   5,000   Transportation Finance Auth. Highway RB,
            Series 2000                                        5.38       12/01/2025           5,071
  11,000   Univ. Southern Indiana Auxiliary System RB,
            Series 2001A (INS)(2)                              5.00       10/01/2018          10,904

           KANSAS (0.4%)
  39,830   Sedgwick County Mortgage Loan RB,
            Senior Series 1991A(a)                             7.12       12/01/2022           8,801

           LOUISIANA (1.8%)
  25,730   Lake Charles Harbor and Terminal
            District RB, Series 1995A(f)                       7.75        8/15/2022          27,496
  11,015   St. Tammany Parish Hospital Service
            District Number 1 RB, Series 1998 (INS)(6)         5.00        7/01/2022           9,719

           MAINE (1.4%)
  27,750   State Turnpike Auth. RB, Series 2000
            (INS)(3)                                           5.75        7/01/2028          29,523

           MASSACHUSETTS (1.9%)
  17,875   Development Finance Agency RB, Series 1999P         5.45        5/15/2059          17,691
   5,000   Health and Education Facilities Auth. RB,
            Series 2000A (INS)(3)                              5.88       10/01/2029           5,373
  16,000   Water Resources Auth. RB, Series 2000A
            (INS)(3)                                           5.75        8/01/2030          17,029

           MICHIGAN (5.3%)
   7,000   Anchor Bay School District GO (NBGA)                5.00        5/01/2021           6,885
   9,900   Battle Creek Downtown Development Auth.
            Development Bonds, Series 1994 (PRE)               7.60        5/01/2016          11,232
  13,005   Dickinson County EDC PCRB, Series 1993              5.85       10/01/2018          13,022
           Hospital Finance Auth. RB,
  15,500    Series 1995A (PRE)                                 7.50       10/01/2027          17,933
  43,000    Series 1999A                                       6.13       11/15/2026          45,033
   6,500   Job Development Auth. RB, Series 1990A (NBGA)       8.00       12/01/2013           6,666
  10,000   Municipal Auth. RB, Series 1999                     5.50       10/01/2021          10,471

           MINNESOTA (2.5%)
  46,565   St. Paul Housing and Redevelopment
            Auth. Hospital RB, Series 1993A                    6.63       11/01/2017          41,836
  14,775   Washington County Housing and
            Redevelopment Auth. RB, Series 1998                5.50       11/15/2027          10,445

           MISSISSIPPI (0.1%)
   2,520   Hospital Equipment and Facilities Auth. RB,
            Series 2000 (INS)(4)                               5.50        1/01/2027           2,568

           MISSOURI (0.2%)
   5,000   Health and Educational Facilities RB,
            Series 1996A                                       6.38        2/01/2027           4,807

           MONTANA (0.3%)
   7,410   Lewis and Clark County Environmental RB,
            Series 1998                                        5.60        1/01/2027           5,667

           NEBRASKA (1.2%)
           Platte County Hospital Auth. Number 1 Hospital RB,
   4,500    Series 2000 (INS)(5)                               6.10        5/01/2025           4,754
   6,500    Series 2000 (INS)(5)                               6.15        5/01/2030           6,873
  14,500   Scotts Bluff County Hospital Auth.
            Number 1 RB, Series 1998                           5.25       11/15/2028          13,400

           NEVADA (2.8%)
  19,000   Clark County Economic Development RB,
            Series 1999                                        5.50        5/15/2029          19,153
  21,000   Clark County GO, Series 2000 (INS)(1)               5.50        7/01/2025          21,620
  15,650   Humboldt County PCRB, Series 1984                   8.30       12/01/2014          17,692

           NEW HAMPSHIRE (0.9%)
           Health and Education Facilities Auth. RB,
   1,000    Series 2001 (INS)(2)                               5.00        7/01/2021             984
   3,475    Series 2001 (INS)(2)                               5.00        7/01/2022           3,410
  15,150   Higher Educational and Health
            Facilities RB, Series 1998 (INS)(6)                5.30       10/01/2028          13,867

           NEW JERSEY (3.0%)
  15,000   Camden County Improvement Auth. RB,
            Series 1997                                        6.00        2/15/2027          10,666
  50,000   Turnpike Auth. RB, Series 2000A                     5.50        1/01/2027          51,876

           NEW MEXICO (1.5%)
  16,000   Chaves County Hospital RB (PRE)                     7.25       12/01/2022          17,318
  13,500   Lordsburg PCRB                                      6.50        4/01/2013          13,962

           NEW YORK (16.0%)
           Dormitory Auth. RB,
  21,500    Series 1996B (Mental Health Services)              6.00        8/15/2016          24,144
   7,000    Series 2000A (Columbia University)                 5.00        7/01/2025           6,867
   5,010    Series 2000A (Rochester University) (INS)(1),(a)   5.95        7/01/2020           3,163
   5,690    Series 2000A (Rochester University) (INS)(1),(a)   6.00        7/01/2022           3,584
   3,210    Series 2000A (Rochester University) (INS)(1),(a)   6.05        7/01/2024           2,019
   6,310    Series 2000B (State University of New York)        5.38        5/15/2018           6,491
   8,655    Series 2000B (State University of New York)        5.38        5/15/2019           8,866
   9,120    Series 2000B (State University of New York)        5.38        5/15/2020           9,326
  10,910   Dutchess County IDA Civic Facility RB,
            Series 2000                                        5.75        8/01/2030          11,292
           Long Island Power Auth. Electric Systems RB,
     150    Series 1998A                                       5.25       12/01/2026             150
  14,000    Series 2000A (INS)(4),(a)                          5.94        6/01/2021           4,937
  11,500    Series 2000A (INS)(4),(a)                          5.91        6/01/2023           3,641
  17,000    Series 2000A (INS)(4),(a)                          5.93        6/01/2025           4,830
  10,900    Series 2000A (INS)(4),(a)                          5.94        6/01/2026           2,940
           New York City GO,
  50,000    Series 1995B (PRE)(f)                              7.25        8/15/2019          56,473
   1,415    Series 1997I (PRE)                                 6.25        4/15/2027           1,615
  11,650    Series 1997I                                       6.25        4/15/2027          12,559
  15,000    Series 1999H                                       5.00        3/15/2029          14,442
   8,800    Series 2000A                                       6.00        5/15/2020           9,605
  10,700    Series 2000A                                       5.50        5/15/2024          11,064
  22,740    Series 2001E                                       5.75        5/15/2030          24,111
           New York City Municipal Water Finance Auth. RB,
  30,000    Series 1998D(a)                                    5.08        6/15/2020          11,056
  11,000    Series 1999A                                       5.75        6/15/2030          11,665
   8,000    Series 2000B                                       6.00        6/15/2033           8,743
  10,000    Series 2001A                                       5.50        6/15/2033          10,318
  12,000    Series 2001B                                       5.13        6/15/2031          11,899
   6,850   New York City Transit Auth. MTA RB,
            Series 2000A (INS)(2)                              5.88        1/01/2030           7,387
           New York City Transitional Finance Auth. RB,
   4,000    Series 1999C                                       5.50        5/01/2025           4,136
  26,140    Series 2000C                                       5.50       11/01/2029          27,072
   5,000    Series 2001A                                       5.38        2/15/2022           5,119
  14,625   Port Auth. of New York and New Jersey RB,
            Eighty-Fifth Series                                5.38        3/01/2028          15,337

           NORTH CAROLINA (0.7%)
  13,305   Housing Finance Agency RB, Series 1991R             6.95        9/01/2023          13,712

           NORTH DAKOTA (0.4%)
   7,250   Fargo Health System RB, Series 2000A (INS)(4)       5.63        6/01/2031           7,439

           OHIO (0.3%)
   7,325   Lorain County Health Care Facilities RB,
            Series 1998A                                       5.25        2/01/2021           5,995

           PENNSYLVANIA (2.6%)
           Montgomery County IDA RB,
   7,500    Series 1996A                                       5.88       11/15/2022           7,250
   6,000    Series 1996B                                       5.75       11/15/2017           5,846
  15,600   Philadelphia Gas Works RB, 14th Series              6.38        7/01/2026          15,559
  20,000   Philadelphia GO, Series 2001 (INS)(4)               5.00        9/15/2031          19,127
  31,755   Pittsburgh Water and Sewer Auth. RB,
            Series 1998B (INS)(3),(a)                          5.42        9/01/2029           6,897

           PUERTO RICO (2.8%)
  64,600   Highway and Transportation Auth. RB,
            Series 1998A                                       4.75        7/01/2038          59,424

           RHODE ISLAND (1.2%)
  25,000   Housing and Mortgage Finance Corp. SFH RB,
            Series 15-A                                        6.85       10/01/2024          26,285

           TENNESSEE (0.1%)
   2,875   Springfield Health and Educational
            Facilities Board RB, Series 1998                   5.38        8/01/2024           2,452

           TEXAS (13.9%)
   4,130   Aldine ISD GO, Series 2001 (NBGA)(e)                5.00        2/15/2022           4,003
   8,380   Arlington ISD GO, Series 1998 (NBGA)                4.75        2/15/2021           7,921
   5,000   Austin Higher Education Auth. RB,
            Series 1998                                        5.25        8/01/2023           4,605
  19,500   Bell County Health Facilities
            Development Corp. RB, Series 1989 (ETM)            6.50        7/01/2019          23,064
  11,295   Burleson ISD GO, Series 2001 (NBGA)                 5.00        8/01/2031          10,838
   6,835   Cleburne Waterworks and Sewer System RB,
            Series 2001 (INS)(4)                               5.13        2/15/2025           6,687
   4,500   Cleveland ISD GO, Series 2001 (NBGA)                5.13        2/01/2031           4,395
   5,000   Corpus Christi GO, Series 2001A (INS)(4),(e)        5.00        3/01/2021           4,887
   5,010   Crowley ISD GO, Series 2001 (NBGA)                  5.00        8/01/2030           4,812
  10,420   Edinburg Consolidated ISD GO,
            Series 2000 (NBGA)                                 5.50        2/15/2030          10,658
   7,975   Fort Bend ISD GO, Series 2000 (NBGA)                5.00        8/15/2025           7,729
   6,250   Frisco ISD GO, Series 2000A (NBGA)                  5.00        8/15/2030           6,003
   5,575   Harris County Certificates of Obligation GO,
            Series 2001                                        5.00        8/15/2027           5,397
  12,500   Harris County Health Facilities RB,
            Series 1992 (PRE)                                  7.13        6/01/2015          13,301
  19,700   Harris County IDC RB, Series 1992(f)                6.95        2/01/2022          20,249
  20,000   Houston Water and Sewer Systems RB,
            Series 1998A, B (INS)(4),(a)                       5.83       12/01/2023           5,950
           Lower Colorado River Auth. RB,
  10,330    Series 2001 (INS)(4)                               5.00        5/15/2023          10,032
  15,425    Series 2001 (INS)(4)                               5.00        5/15/2026          14,912
   8,930   Mansfield ISD GO (NBGA)                             5.00        2/15/2023           8,692
  14,000   Midlothian Development Auth. Tax
            Increment Contract RB, Series 2001(e)              7.88       11/15/2021          13,998
   6,780   Northside ISD GO, Series 2001 (NBGA)(e)             5.13        2/15/2022           6,720
  10,000   Plano ISD GO, Series 2001 (NBGA)                    5.00        2/15/2020           9,807
  14,500   Port of Corpus Christi IDC PCRB, Series 1997A       5.45        4/01/2027          12,816
   5,595   Schertz-Cibolo-Universal City ISD GO,
            Series 2001 (NBGA)                                 5.00        8/01/2023           5,423
  19,135   Southwest Higher Education Auth. RB,
            Series 1999A                                       5.00       10/01/2029          17,951
   4,750   Spring ISD GO, Series 2001 (NBGA)(e)                5.00        8/15/2022           4,631
  20,000   State Veteran's Land Board GO, Series 2000(c)       7.15       11/15/2032          20,079
   6,420   Travis County Health Facilities Development
            Corp. RB, Series 1999A (INS)(2)                    5.88       11/15/2024           6,767
           Tyler Health Facilities Development Corp.
            Hospital RB,
   4,700    Series 1993A                                       6.75       11/01/2025           3,760
  10,300    Series 1993B                                       6.75       11/01/2025           8,323
   7,420   Weatherford ISD GO, Series 2001 (NBGA)(a)           5.45        2/15/2030           6,897

           UTAH (0.7%)
   7,150   Nebo School District GO, Series 2000 (NBGA)         5.50        7/01/2020           7,479
   8,000   Salt Lake County Hospital RB, Series 2001 (INS)(2)  5.13        2/15/2033           7,684

           VIRGINIA (1.6%)
  11,340   Commonwealth Transportation Board RB,
            Series 1999                                        5.50        5/15/2020          11,871
  21,950   Peninsula Ports Auth. RB, Series 1992 (NBGA)(f)     7.38        6/01/2020          22,613

           WASHINGTON (0.8%)
   5,000   Housing Finance Commission RB,
            Series 1999 (INS)(5)                               6.00        7/01/2029           5,146
  11,345   State GO, Series 1999B                              5.00        1/01/2024          10,992

           WEST VIRGINIA (0.6%)
  12,500   Water Development Auth. RB,
            Series 1991A (INS)(4)                              7.00       11/01/2025          12,978

           WISCONSIN (0.4%)
   8,000   Univ. of Wisconsin Hospitals and
            Clinics Auth. RB, Series 2000 (INS)(4)             6.20        4/01/2029           8,737
----------------------------------------------------------------------------------------------------
           Total fixed-rate instruments (cost: $2,003,681)                                $2,069,487
----------------------------------------------------------------------------------------------------

                        VARIABLE-RATE DEMAND NOTES (1.4%)

           ALASKA (0.1%)
   1,800   Valdez Marine Terminal RB, Series 1993B             3.70       12/01/2033           1,800

           ARKANSAS (0.0%)(g)
      45   Fayetteville Public Facilities Board RB,
            Series 1997 (LOC)                                  3.80        9/01/2027              45

           FLORIDA (0.2%)
   1,935   Dade County IDA PCRB, Series 1995                   3.70        4/01/2020           1,935
   1,500   Hillsborough County IDA PCRB, Series 1990           3.70        9/01/2025           1,500

           ILLINOIS (0.0%)(g)
     600   Development Finance Auth. Educational
            Facilities RB, Series 2000A (LOC)                  3.60       10/01/2030             600

           INDIANA (0.1%)
   2,125   Huntington Economic Development RB,
            Series 1998 (LOC)                                  3.60       12/01/2025           2,125

           IOWA (0.2%)
   1,825   Finance Auth. Purchase RB, Series 1999 (LOC)        3.60        2/01/2019           1,825
   2,000   Higher Education Loan Auth. RB,
            Series 1999B (LOC)                                 3.60        6/01/2019           2,000

           KANSAS (0.7%)
           Burlington Environmental Improvement RB,
   8,000    Series 1998A                                       5.00        9/01/2015           8,000
   5,400    Series 1998B                                       5.00        9/01/2015           5,400
     400   Development Finance Auth. RB,
            Series 1998BB (LOC)                                3.80       11/15/2028             400

           MISSISSIPPI (0.0%)(g)
   1,000   Harrison County PCRB, Series 1990                   3.75        9/01/2010           1,000

           NEW YORK (0.1%)
   1,300   New York City Trust for Cultural
            Resources RB, Series 1990B (LOC)                   3.80       12/01/2015           1,300
   1,300   St. Lawrence County IDA PCRB, Series 1985 (LOC)     3.65       12/01/2007           1,300

           TEXAS (0.0%)(g)
     300   Harris County Health Facilities RB,
            Series 1994 (LIQ)                                  3.90       12/01/2025             300
----------------------------------------------------------------------------------------------------
           Total variable-rate demand notes (cost: $29,530)                                   29,530
----------------------------------------------------------------------------------------------------
           Total investments (cost: $2,033,211)                                           $2,099,017
====================================================================================================





                PORTFOLIO SUMMARY
                BY CONCENTRATION
                -----------------

  General Obligations                     16.1%
  Hospitals                               14.2
  Special Assessment/Tax                  13.9
  Education                                7.9
  Water/Sewer Utilities - Municipal        7.9
  Escrowed Bonds                           7.7
  Toll Roads                               3.9
  Paper & Forest Products                  3.0
  Gaming Companies                         2.9
  Electric/Gas Utilities - Municipal       2.9
  Nursing/Continuing Care Centers          2.5
  Single-Family Housing                    2.3
  Airport/Port                             1.8
  Electric Utilities                       1.6
  Natural Gas Utilities                    1.3
  Real Estate Tax/Fee                      1.3
  Health Care - Miscellaneous              1.2
  Oil - International Integrated           1.1
  Air Freight                              1.1
  Leasing                                  1.0
  Metals/Mining                            0.9
  Appropriated Debt                        0.8
  Airlines                                 0.7
  Foods                                    0.7
  Oil & Gas - Refining/Manufacturing       0.6
  Real Estate Investment Trusts            0.3
  Solid Waste Disposal                     0.2
  Aluminum                                 0.1
  Community Service                        0.1
  Chemicals                                0.0
                                         -----
  Total                                  100.0%
                                         =====



      PORTFOLIO SUMMARY BY STATE
      --------------------------

  Alabama                        2.2%
  Alaska                         1.1
  Arkansas                       0.0
  California                     0.2
  Colorado                       2.2
  Connecticut                    2.9
  District of Columbia           4.6
  Florida                        3.1
  Georgia                        2.3
  Hawaii                         0.4
  Idaho                          1.1
  Illinois                       8.1
  Indiana                        5.4
  Iowa                           0.2
  Kansas                         1.1
  Louisiana                      1.8
  Maine                          1.4
  Massachusetts                  1.9
  Michigan                       5.3
  Minnesota                      2.5
  Mississippi                    0.2
  Missouri                       0.2
  Montana                        0.3
  Nebraska                       1.2
  Nevada                         2.8
  New Hampshire                  0.9
  New Jersey                     3.0
  New Mexico                     1.5
  New York                      16.1
  North Carolina                 0.6
  North Dakota                   0.4
  Ohio                           0.3
  Pennsylvania                   2.6
  Puerto Rico                    2.8
  Rhode Island                   1.2
  Tennessee                      0.1
  Texas                         13.9
  Utah                           0.7
  Virginia                       1.6
  Washington                     0.8
  West Virginia                  0.6
  Wisconsin                      0.4
                               -----
  Total                        100.0%
                               =====








USAA INTERMEDIATE-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

MARCH 31, 2001



 PRINCIPAL                                                    COUPON         FINAL          MARKET
  AMOUNT                   SECURITY                            RATE         MATURITY         VALUE
----------------------------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (92.7%)
           ALABAMA (0.7%)
 $ 2,000   Baldwin County Health Care Auth. Hospital RB,
            Series 1996                                        6.75%       4/01/2015      $    1,952
   2,500   Montgomery BMC Special Care Facilities
            Financing Auth. RB, Series 1998B (INS)(1)          4.88       11/15/2018           2,411
   5,000   Prattville IDB PCRB, Series 1998                    5.15        9/01/2013           4,803
   3,880   State GO, Series 2001A                              5.00        6/01/2019           3,870
   2,000   Univ. of Alabama at Birmingham Hospital RB,
            Series 2000A (INS)(1)                              5.75        9/01/2020           2,111

           ALASKA (0.3%)
   6,670   Housing Finance Corp. Mortgage RB,
            Series 1997A-1                                     5.50       12/01/2017           6,780

           ARIZONA (0.2%)
   4,500   Maricopa County Hospital RB, Series 1997            6.13        4/01/2018           4,432

           ARKANSAS (0.6%)
   3,860   Little Rock Capital Improvement RB,
            Series 1998A                                       5.70        1/01/2018           3,833
   3,060   Mississippi County Hospital RB, Series 1992B        6.85       11/01/2002           3,094
   5,895   St. Francis County Hospital RB, Series 1985         6.50        2/01/2005           5,931
     125   Student Loan RB, Series 1991                        7.15        6/01/2002             128

           CALIFORNIA (5.0%)
   7,100   Central Valley Financing Auth. RB (PRE)             6.10        7/01/2013           7,691
  10,500   Contra Costa Transportation Auth. RB,
            Series 1991A (ETM) (INS)(3),(a)                    6.30        3/01/2003           9,832
           Foothill/Eastern Transportation
            Corridor Agency RB,
  10,000    Series 1995A (ETM)(a)                              6.87        1/01/2010           9,516
  15,000    Series 1995A (PRE)(a)                              7.10        1/01/2011          14,508
   9,085    Series 1995A (PRE)(a)                              6.82        1/01/2013           8,804
           Modesto Irrigation District COP,
   3,320    Series 1999A (INS)(2),(a)                          5.64        7/01/2017           1,407
   3,325    Series 1999A (INS)(2),(a)                          5.69        7/01/2018           1,318
  19,900   Pleasanton Joint Powers Financing Auth. RB,
            Series 1993A                                       6.00        9/02/2005          21,050
           Sacramento Cogeneration Auth. RB,
   1,800    Series 1995 (PRE)                                  6.38        7/01/2010           2,042
   1,500    Series 1995                                        6.38        7/01/2010           1,615
           San Joaquin Hills Transportation
            Corridor Agency Senior Lien RB,
   3,525    Series 1993, (ETM) 0%/7.35%(h)                     7.05        1/01/2005           3,771
   8,305    Series 1993, (ETM) 0%/7.40%(h)                     7.87        1/01/2006           9,101
   5,000    Series 1993, (ETM) 0%/7.40%(h)                     7.50        1/01/2007           5,586
  16,795    Series 1993, (ETM) 0%/7.45%(h)                     7.71        1/01/2008          19,148

           COLORADO (0.9%)
   5,000   Adams County PCRB, Series 1999 (INS)(2)             5.10        1/01/2019           4,994
           Denver Health and Hospital Auth. RB,
   1,000    Series 1998A                                       5.20       12/01/2012             931
     635    Series 1998A                                       5.25       12/01/2013             589
   2,200    Series 1998A                                       5.38       12/01/2018           1,925
   9,500   Health Facilities Auth. Hospital RB,
            Series 1993                                        6.63        2/01/2013           9,798
   2,500   Housing and Finance Auth. MFH RB,
            Series 1997C-3                                     5.65       10/01/2015           2,501

           CONNECTICUT (1.6%)
           Mashantucket (Western) Pequot Tribe RB,
   4,960    Series 1996A (PRE)(d)                              6.40        9/01/2011           5,715
  10,780    Series 1996A (d)                                   6.40        9/01/2011          11,603
   1,000    Series 1997B (d)                                   5.60        9/01/2009           1,050
   2,400    Series 1997B (d)                                   5.70        9/01/2012           2,476
  16,500    Series 1997B (d)                                   5.75        9/01/2018          16,463

           DISTRICT OF COLUMBIA (3.9%)
  30,000   Convention Center Auth. RB, Series 1998 (INS)(2)    5.00       10/01/2018          29,693
           GO,
  14,105    Series 1993A                                       5.80        6/01/2004          14,881
   3,870    Series 1994A-3                                     5.50        6/01/2006           4,102
     440    Series E (PRE)                                     5.75        6/01/2005             469
  11,340    Series E                                           5.75        6/01/2005          11,938
     450    Series E (PRE)                                     5.75        6/01/2006             481
  11,550    Series E                                           5.75        6/01/2006          12,129
   6,250   Hospital RB, Series 1992B (PRE)                     6.75        8/15/2007           6,736
           Revenue Bond,
   4,560    Series 1999 (INS)(6)                               6.20        7/01/2019           4,670
   6,000    Series 1999A (INS)(2)                              5.00        1/01/2019           5,885

           FLORIDA (0.9%)
           Dade County RB,
   7,905    Series 1996B (INS)(2),(a)                          6.00       10/01/2011           4,840
   8,610    Series 1996B (INS)(2),(a)                          6.10       10/01/2012           4,917
   8,760    Series 1996B (PRE) (INS)(2),(a)                    6.20       10/01/2013           4,928
   7,000   North Miami Educational Facilities RB               6.10        4/01/2013           7,195

           GEORGIA (0.6%)
   8,760   Metropolitan Atlanta Rapid Transit RB,
            Series M                                           6.25        7/01/2003           8,992
   5,000   Savannah Hospital Auth./Candler Health
            Systems RB, Series 1998B (INS)(4)                  5.00        7/01/2018           4,927

           HAWAII (0.3%)
   2,000   Honolulu City and County GO,
            Series 1999C (INS)(3)                              5.00        7/01/2019           1,975
   5,000   Housing Finance and Development Corp. RB,
            Series 1997B                                       5.45        7/01/2017           5,116

           IDAHO (0.1%)
   2,325   Health Facilities Auth. RB, Series 1998             5.25        5/01/2014           2,194

           ILLINOIS (6.6%)
   1,895   Bedford Park Tax Increment RB,
            Series 1993 (ETM)                                  7.38       12/01/2004           2,136
           Channahon Tax Increment RB,
   2,550    Series 2000                                        6.25        1/01/2010           2,606
   6,040    Series 2000                                        6.88        1/01/2020           6,180
           Chicago School Board GO,
  29,925    Series 1999A (INS)(3),(a)                          4.82       12/01/2013          16,166
  15,535    Series 1999A (INS)(3),(a)                          5.13       12/01/2016           6,982
  10,775    Series 1999A (INS)(3),(a)                          5.17       12/01/2017           4,545
  21,235   Chicago-O'Hare International Airport RB,
            Series 1994A (INS)(1),(f)                          6.20        1/01/2007          23,146
   7,460   Cook County Forest Preserve District GO,
            Series 1996 (INS)(1)                               5.80       11/01/2016           7,896
   8,920   Development Finance Auth. RB, Series 1995           7.00        3/01/2007           9,207
           Health Facilities Auth. RB,
  10,000    Hospital Sisters Services, Inc. (INS)(1)           5.00        6/01/2018           9,751
   6,700    Series 1992 (Mercy Hospital)                       7.00        1/01/2007           5,432
   8,000    Series 1993B (Univ. of Chicago Hospital) (INS)(1)  5.75        8/15/2014           8,337
   3,150    Series 1996 (Mercy Hospital)                       6.00        1/01/2006           2,748
   7,815    Series 1996 (Mercy Hospital)                       6.38        1/01/2015           5,786
   5,000    Series 1996A (Riverside Medical Center)            6.00       11/15/2015           5,050
   1,000    Series 1998 (Centegra Health System)               5.25        9/01/2013             953
   1,000    Series 1998 (Centegra Health System)               5.25        9/01/2014             941
   2,500    Series 1998 (Centegra Health System)               5.25        9/01/2018           2,257
   4,250    Series 2000 (Riverside Medical Center)             6.80       11/15/2020           4,540
   3,000    Series 2001A (INS)(4),(e)                          5.00        2/15/2020           2,898
   8,050   Lake County Community Unit School
            District GO, Series 1999B (INS)(4),(a)             5.13       12/01/2016           3,618
   5,000   Lake, Cook, Kane, and McHenry Cntys (INS)(3)        5.38       12/01/2018           5,124
           Univ. of Illinois COP,
   5,820    Series 1999 (INS)(1)                               5.25        8/15/2015           5,996
   4,000    Series 1999 (INS)(1)                               5.25        8/15/2016           4,091
  14,070   Will County Forest Preserve District
            GO, Series 1999B (INS)(3),(a)                      5.40       12/01/2017           5,960

           INDIANA (2.0%)
   7,465   Bond Bank State Revolving Fund RB,
            Series 2000A                                       5.50        8/01/2016           7,877
           Health Facility Financing Auth. RB,
   1,400    Series 1998 (Floyd Memorial Hospital)              5.25        2/15/2018           1,307
   5,000    Series 1999A (Sisters St. Francis) (INS)(1)        5.15       11/01/2019           4,952
   6,000   Indianapolis Economic Development RB,
            Series 1996                                        6.05        1/15/2010           6,098
   9,435   Indianapolis Thermal Energy System RB,
            Series 2001A (INS)(1)                              5.00       10/01/2020           9,268
           Pike Township School Building Corp. RB,
   4,600    Series 1992A                                       6.00        2/01/2006           4,796
   4,700    Series 1992A                                       6.00        8/01/2006           4,900
   1,150   St. Joseph County Economic Development RB,
            Series 1997                                        5.45        2/15/2017           1,014
   7,260   St. Joseph County Hospital Auth. RB,
            Series 1999                                        5.75        2/15/2019           6,322

           IOWA (1.2%)
   5,500   Finance Auth. RB, Series 1998A (INS)(1)             5.25        7/01/2015           5,623
   3,280   Higher Education Loan Auth. RB,
            Series 1995 (INS)(7)                               6.13       10/01/2016           3,513
   7,950   Marion County Commercial Development RB,
            Series 1999 (INS)(9)                               5.95        1/01/2014           8,467
  10,000   Student Loan Liquidity Corp. RB, Series 1992A (f)   6.45        3/01/2002          10,244

           LOUISIANA (1.7%)
   6,825   Office Facilities Corp. Lease RB,
            Series 2001 (INS))(2)                              5.38        5/01/2018           7,063
   5,175   Offshore Terminal Auth. RB, Series 1998             5.20       10/01/2018           5,100
           Orleans Levee District RB,
   6,845    Series 1986 (INS)(4)                               5.95       11/01/2014           7,416
   6,950    Series 1986 (INS)(4)                               5.95       11/01/2015           7,503
   7,015    Series A (INS)(4)                                  5.95       11/01/2010           7,686
   1,400   Public Facilities Auth. RB, Series 1997B            5.63        8/01/2017           1,444
   3,955   St. Tammany Parish Hospital Service
            District No. 1 Hospital RB, Series 1998 (INS)(6)   5.00        7/01/2018           3,559

           MAINE (1.9%)
  41,400   Bucksport Solid Waste Disposal RB,
            Series 1985                                        6.25        5/01/2010          42,545
   2,000   Housing Auth. Mortgage Purchase Bonds,
            Series 2001A                                       5.35       11/15/2021           2,016

           MARYLAND (1.1%)
           Community Development Administration RB,
  16,215   1997 First Series                                   5.60        4/01/2018          16,824
   7,090    Series 1996A                                       5.88        7/01/2016           7,459

           MASSACHUSETTS (1.1%)
   5,105   Federal Highway GAN, Series 2000A                   5.75        6/15/2015           5,571
   3,640   Housing Finance Agency RB, Series 1992C             6.35       11/15/2003           3,811
  15,000   State GO, Series 1991D(f)                           6.63        7/01/2003          15,427

           MICHIGAN (2.3%)
   8,000   Detroit Building Auth. RB, Series 1996A (LOC)       6.15        2/01/2011           8,552
   4,000   Detroit Downtown Development Auth. Tax
            Increment Bonds, Series 1998C (INS)(1)             5.00        7/01/2018           3,988
  23,330   Dickinson County EDC RB, Series 1989                6.55        3/01/2007          23,812
   2,390   Higher Education Facilities Auth. RB,
            Series 1998                                        5.35        6/01/2013           2,356
           Hospital Finance Auth. RB,
   5,000    Series 1995A (Genesys Health System) (PRE)         7.50       10/01/2007           5,869
     325    Series 1996 (Central Michigan Hospital)            5.90       10/01/2004             330
     100    Series 1996 (Central Michigan Hospital)            6.00       10/01/2005             102
     150    Series 1996 (Central Michigan Hospital)            6.10       10/01/2006             154
     160    Series 1996 (Central Michigan Hospital)            6.20       10/01/2007             165
   2,600    Series 1996 (Central Michigan Hospital)            6.25       10/01/2016           2,535
   5,460   Strategic Fund RB, Series 1997A (LOC)               5.75        8/01/2019           5,673

           MINNESOTA (1.4%)
   2,500   Housing Finance Agency Single Family
            Mortgage RB, Series 1997G                          6.00        1/01/2018           2,680
   4,205   Maplewood Health Care Facility RB,
            Series 1996                                        5.95       11/15/2006           4,036
           South St. Paul Hospital Facility RB,
   8,435    Series 1994                                        6.50       11/01/2004           8,116
   9,095    Series 1994                                        6.75       11/01/2009           8,499
           St. Paul Hospital RB,
   4,000    Series 1997A                                       5.70       11/01/2015           3,266
   1,500    Series 1997B                                       5.85       11/01/2017           1,209
   5,260   Washington County Hospital Facility RB,
            Series 1998                                        5.38       11/15/2018           3,975

           MISSISSIPPI (2.3%)
  19,850   Hospital Equipment and Facilities Auth. RB,
            Series 2000                                        6.35       12/01/2015          19,943
  15,885   Lafayette County Hospital RB, Series 1997           5.50        3/01/2009          16,710
   1,500   Lincoln County Hospital RB, Series 1998B (INS)(5)   5.50        4/01/2018           1,518
   2,540   Prentiss County Hospital RB, Series 1985            6.50        2/01/2005           2,512
  11,170   Union County Hospital RB, Series 1997               5.50        3/01/2009          11,911

           MISSOURI (0.5%)
   2,000   Health and Educational Facilities Auth. RB,
            Series 1997                                        5.75        2/01/2017           1,892
           Saint Louis RB,
   4,000    Series 2000                                        6.00        1/01/2008           4,090
   4,460    Series 2000                                        6.13        1/01/2009           4,570

           NEBRASKA (0.8%)
           Cass County School District 001 GO,
   2,800    Series 1998 (INS)(2)                               5.00       12/15/2014           2,839
   2,000    Series 1998 (INS)(2)                               5.00       12/15/2019           1,975
           Investment Finance Auth. Hospital RB,
     620    Series 1997 (INS)(5)                               5.30       11/15/2012             639
   2,000    Series 1997 (INS)(5)                               5.45       11/15/2017           2,015
           Platte County Hospital Auth. Number 1 Hospital RB,
     500    Series 2000 (INS)(5)                               5.50        5/01/2010             529
     500    Series 2000 (INS)(5)                               5.55        5/01/2011             531
     500    Series 2000 (INS)(5)                               5.65        5/01/2012             530
     500    Series 2000 (INS)(5)                               5.75        5/01/2013             531
     500    Series 2000 (INS)(5)                               5.90        5/01/2015             530
   3,500    Series 2000 (INS)(5)                               6.05        5/01/2020           3,706
   4,000   Scotts Bluff County Hospital Auth. RB,
            Series 1998                                        5.13       11/15/2019           3,766

           NEVADA (0.9%)
   1,000   Clark County Flood Control GO (INS)(3)              4.50       11/01/2016             947
  16,640   Clark County School District GO,
            Series 1991B (INS)(3),(a)                          6.24        3/01/2004          14,874
   6,040   Department of Business and Industry RB (INS)(2),(a) 5.76        1/01/2017           2,686
   2,000   Reno Hospital RB, Series 1998 (INS)(1)              5.00        5/15/2018           1,965

           NEW HAMPSHIRE (0.4%)
           Higher Educational and Health
            Facilities Auth. RB,
   3,000    Series 1997 (Kendal at Hanover) (LOC)              5.80       10/01/2012           3,026
   5,055    Series 1997 (Kendal at Hanover) (LOC)              5.90       10/01/2018           5,082
   1,990    Series 1998 (Franklin Pierce College) (INS)(6)     5.25       10/01/2018           1,881

           NEW JERSEY (2.4%)
   6,150   Camden County Improvement Auth. RB,
            Series 1997                                        5.88        2/15/2015           4,769
           Economic Development Auth. RB,
  15,000    Series 1994A (INS)(1)                              5.88        7/01/2011          16,228
   2,000    Series 1997A                                       5.75       12/01/2016           1,811
  31,260   Turnpike Auth. RB, Series 1991A (f)                 6.50        1/01/2003          32,776

           NEW MEXICO (0.3%)
   5,615   Chaves County Hospital RB, Series 1992 (PRE)        7.25       12/01/2010           6,061

           NEW YORK (22.3%)
   6,000   Dormitory Auth. RB, Bronx-Lebanon
            Hospital Center, Series 1998E                      5.20        2/15/2015           6,111
           Dormitory Auth. RB, Brookdale Hospital,
   5,000    Series 1998J                                       5.20        2/15/2015           5,093
   4,000    Series 1998J                                       5.20        2/15/2016           4,045
   4,760    Series 1998J                                       5.30        2/15/2017           4,825
  10,300   Dormitory Auth. RB, Court Facilities Lease,
            Series 1993A                                       5.63        5/15/2013          10,606
   4,065   Dormitory Auth. RB, Lutheran Center at
            Poughkeepsie, Series 1997 (LOC)                    6.00        7/01/2014           4,401
           Dormitory Auth. RB, Mental Health
            Services Facilities Improvement,
   2,055    Series 1997A                                       5.75        2/15/2010           2,237
   2,000    Series 1997A                                       5.75        2/15/2011           2,168
   2,000    Series 1997A                                       5.75        2/15/2012           2,159
   2,460    Series 1997B                                       5.75        2/15/2010           2,678
   4,050    Series 1997B                                       5.75        2/15/2012           4,372
   4,675    Series 1997B                                       5.50        8/15/2017           4,818
           Dormitory Auth. RB, New York City University,
   5,000    1996 Series 2                                      6.00        7/01/2009           5,502
   1,760    1996 Series 2                                      6.00        7/01/2010           1,930
   5,500    Series 1993A                                       5.75        7/01/2013           6,117
   4,975    Series 2000A (INS)(3)                              5.25        7/01/2018           5,082
  14,560   Dormitory Auth. RB, Northern General
            Hospital, Series 1998G                             5.30        2/15/2019          14,650
           Dormitory Auth. RB, State University
            Educational Facilities,
   2,725    Series 1994B                                       5.90        5/15/2006           2,939
   2,500    Series 1994B (PRE)                                 6.00        5/15/2007           2,737
   1,000    Series 1995A                                       5.88        5/15/2007           1,090
   3,500    Series 1995A (PRE)                                 6.00        5/15/2009           3,893
   2,250    Series 1995A (PRE)                                 6.00        5/15/2010           2,503
   2,175    Series 1995A (PRE)                                 6.00        5/15/2011           2,419
  14,120    Series 1996                                        5.75        5/15/2013          15,120
   7,000    Series 1996                                        5.75        5/15/2016           7,395
   7,230   Dormitory Auth. RB, Upstate Community
            College, Series 1999A                              5.00        7/01/2019           7,123
           Environmental Facilities Corp. PCRB,
   5,135    Series 1991E (PRE)                                 6.40        6/15/2003           5,273
   1,415    Series 1991E                                       6.40        6/15/2003           1,452
           Housing Finance Agency Service Contract,
   1,450    Series A (PRE)                                     6.25        9/15/2010           1,654
     825    Series A                                           6.25        9/15/2010             904
     885    Series A (PRE)                                     6.00        9/15/2016           1,003
   3,535    Series A                                           6.00        9/15/2016           3,801
  75,745   Housing New York Corp. RB, Series 1993              5.00       11/01/2018          75,173
  13,595   Long Island Power Auth. Electric
            Systems RB, Series 2000A (INS)(4),(a)              5.60        6/01/2014           7,331
           Medical Care Facilities Finance Agency RB,
   5,000    Series 1994A (PRE)                                 6.40        2/15/2007           5,604
   5,000    Series 1994A (PRE)                                 6.50        2/15/2008           5,621
  10,000    Series 1994A                                       6.13        8/15/2013          10,594
   7,445    Series 1995A (Adult Day Care)                      6.00       11/15/2010           8,081
   2,675    Series 1995A (Brookdale Hospital) (ETM)            6.70        2/15/2005           2,980
   2,750    Series 1995A (Brookdale Hospital) (PRE)            6.70        8/15/2005           3,112
   2,860    Series 1995A (Brookdale Hospital) (PRE)            6.75        2/15/2006           3,241
   2,940    Series 1995A (Brookdale Hospital) (PRE)            6.75        8/15/2006           3,332
   3,045    Series 1995A (Brookdale Hospital) (PRE)            6.80        2/15/2007           3,455
   3,130    Series 1995A (Brookdale Hospital) (PRE)            6.80        8/15/2007           3,552
   5,700    Series 1995A (Brookdale Hospital) (PRE)            6.80        8/15/2012           6,468
  22,230   Metropolitan Transportation Auth.
            Service Contract RB, Series P                      5.75        7/01/2015          23,049
  25,000   Mortgage Agency RB, Series 83                       5.45        4/01/2018          25,667
   8,950   Nassau County Interim Finance Auth.,
            Series 2000A (INS)(1)                              4.75       11/15/2010           9,201
   3,235   New York City 34th St. Partnership
            Capital Improvement Bonds, Series 1993             5.50        1/01/2014           3,312
           New York City GO,
  11,755    Series 1992H (PRE)                                 6.88        2/01/2004          12,296
   1,025    Series 1992H                                       6.88        2/01/2004           1,067
  17,000    Series 1993B (PRE)                                 6.75       10/01/2004          18,136
   1,700    Series 1993C (PRE)                                 6.50        8/01/2004           1,799
   7,300    Series 1993C                                       6.50        8/01/2004           7,692
  10,000    Series 1996G                                       5.75        2/01/2010          10,755
   5,000    Series 1997I                                       6.00        4/15/2012           5,446
   9,635    Series 1998J                                       5.00        8/01/2017           9,618
  10,000    Series 2001D                                       5.00        8/01/2016          10,044
   5,000    Series 2001D                                       5.00        8/01/2017           4,991
   6,000    Series 2001H                                       5.00        3/15/2018           5,952
  15,000    Series A                                           6.25        8/01/2008          16,184
           New York City Municipal Water Finance Auth. RB,
   3,295    Series 1992A                                       6.70        6/15/2003           3,351
   3,345    Series 1992A (PRE)                                 6.70        6/15/2003           3,403
   5,000    Series 1998A                                       5.25        6/15/2018           5,085
           Thruway Auth. RB,
   7,500    Series 1995 (PRE)                                  6.00        4/01/2009           8,318
   2,150    Series 1995 (PRE)                                  6.10        4/01/2010           2,392
           Urban Development Corp. RB,
  20,955    Series 1993                                        5.75        1/01/2013          21,751
  21,700    Series 1993                                        5.50        1/01/2015          22,203

           NORTH CAROLINA (0.3%)
   6,000   Municipal Power Agency RB, Series 1992              6.00        1/01/2004           6,239

           OHIO (0.8%)
   6,750   Dayton Special Facilities RB, Series 1988C          6.05       10/01/2009           6,844
   4,000   Franklin County Development RB, Series 1999         5.80       10/01/2014           4,256
   2,650   Franklin County Health Care Facilities RB,
            Series 1997                                        5.50        7/01/2017           2,278
   4,000   IDA RB, Series 1992                                 5.75       12/01/2002           4,124

           OKLAHOMA (0.4%)
           Holdenville Industrial Auth. RB,
   1,650    Series 1995 (PRE)                                  6.60        7/01/2010           1,882
   3,250    Series 1995 (PRE)                                  6.70        7/01/2015           3,722
   1,085   Tulsa County Home Finance Auth. RB,
            Series 1990 (ETM) (INS)(2)                         7.10        5/01/2002           1,112
   3,555   Valley View Hospital Auth. RB, Series 1996          5.75        8/15/2006           3,531

           PENNSYLVANIA (4.2%)
  30,660   Finance Auth. RB, Series 1993                       6.60       11/01/2009          33,382
   5,500   Higher Educational Facility Auth. RB,
            Series 1999A (INS)(4)                              5.25        8/01/2014           5,706
   3,565   Housing Finance Agency RB, Series 1992              5.90        7/01/2004           3,714
  10,000   Montgomery County IDA RB, Series 1996B              5.63       11/15/2012          10,030
   9,000   Philadelphia GO, Series 2001 (INS)(4)               4.90        9/15/2020           8,674
  11,370   Philadelphia IDA RB, Series 1998A (LOC)             5.15        3/01/2019          11,313
  10,550   Philadelphia Water and Wastewater RB,
            Series 1993 (INS)(3)                               5.65        6/15/2012          10,941
   9,440   State GO, Second Series 1992(a)                     6.11        7/01/2004           8,328
   5,000   York County IDA RB, Series 1992                     6.25        7/01/2002           5,166

           PUERTO RICO (3.5%)
           Electric Power Auth. RB,
   5,000    Series S                                           7.00        7/01/2006           5,764
   4,420    Series X                                           5.80        7/01/2009           4,791
   4,500    Series X                                           5.90        7/01/2010           4,886
   4,000    Series X                                           6.00        7/01/2011           4,348
   4,220    Series Z                                           5.50        7/01/2012           4,486
  22,200   Housing Bank and Finance Agency RB                  7.50       12/01/2006          24,760
   1,465   Municipal Finance Agency RB, Series 1992A           5.80        7/01/2004           1,544
  14,060   Public Building Auth. GO, Series K                  6.50        7/01/2003          14,792
           Public Improvement GO,
   7,500    Series 1994                                        6.10        7/01/2006           8,137
   7,825    Series 1994                                        6.20        7/01/2007           8,479

           RHODE ISLAND (1.0%)
           Health and Educational Building Corp. RB,
   3,385    Series 1996 (INS)(1)                               5.50        5/15/2012           3,586
   7,600    Series 1996 (INS)(1)                               5.50        5/15/2016           7,833
   4,345    Series 1999A (LOC)                                 5.88       11/15/2014           4,582
           Housing and Mortgage Finance Corp. RB,
   4,805    Series 1995A (INS)(2)                              5.70        7/01/2007           5,002
   1,690    Series 25A                                         5.60       10/01/2017           1,741

           SOUTH CAROLINA (0.3%)
   4,250   Georgetown County Environment
            Improvement RB, Series 2000A                       5.95        3/15/2014           4,389
   3,000   Marion County Hospital District RB (INS)(7)         5.50       11/01/2015           3,103

           TENNESSEE (1.0%)
  24,540   Housing Development Agency RB, Issue 97-3B (a)      5.73        7/01/2016          10,503
   3,000   Knox County Health, Educational, and
            Housing Facilities Board RB, Series 1996 (INS)(7)  5.50        4/15/2011           3,197
   2,000   Memphis Shelby County Airport Auth.
            Special Facilities RB, Series 1997                 5.35        9/01/2012           1,976
           Nashville and Davidson County Health
            and Educational Facilities Board RB,
   4,000    Series 1998 (INS)(5)                               5.10        8/01/2016           3,947
   1,000    Series 1998 (INS)(5)                               5.10        8/01/2019             963
   3,500   Springfield Health and Educational
            Facilities Board Hospital RB, Series 1998          5.25        8/01/2018           3,016

           TEXAS (10.6%)
   5,410   Austin Higher Education Auth. RB,
            Series 1998                                        5.13        8/01/2016           5,131
           Bastrop ISD GO,
   1,855    Series 1997 (NBGA)(a)                              5.55        2/15/2014             987
   3,030    Series 1997 (NBGA)(a)                              5.55        2/15/2015           1,517
   3,055    Series 1997 (NBGA)(a)                              5.60        2/15/2016           1,440
   3,155    Series 1997 (NBGA)(a)                              5.60        2/15/2017           1,399
  12,000   Bexar County Health Facilities
            Development Corp. RB, Series 1993
            (ETM) (INS)(4)                                     5.88       11/15/2010          13,053
  32,925   Brazos River Auth. RB, Series 1999A                 5.38        4/01/2019          30,491
   4,365   Cass County IDC PCRB, Series 1997B                  5.35        4/01/2012           4,502
  10,710   Clint ISD Public Facility Corp. RB,
            Series 1999 (c)                                    7.00        5/01/2019          11,384
           Fort Worth Higher Education Finance Corp. RB,
     515    Series 1997A                                       5.50       10/01/2006             525
     545    Series 1997A                                       5.50       10/01/2007             555
     575    Series 1997A                                       5.63       10/01/2008             587
   2,670    Series 1997A                                       6.00       10/01/2012           2,747
   6,580   Fort Worth ISD, Series 2001 (NBGA)                  5.00        2/15/2018           6,523
  15,400   Gulf Coast Waste Disposal Auth. PCRB,
            Series 1992                                        6.13       11/01/2004          16,308
   6,200   Gulf Coast Waste Disposal Auth. RB,
            Series 1994                                        5.70        5/01/2006           6,576
   2,070   Harrison County Health Facilities
            Development Corp. RB, Series 1998 (INS)(6)         5.50        1/01/2018           1,988
           Houston ISD Public Facility Corp. RB,
   3,635    Series 1998A (INS)(2),(a)                          5.35        9/15/2015           1,767
   2,635    Series 1998A (INS)(2),(a)                          5.38        9/15/2016           1,206
   3,885    Series 1998A (INS)(2),(a)                          5.40        9/15/2017           1,672
   4,955    Series 1998B (INS)(2),(a)                          5.35        9/15/2015           2,409
   6,955    Series 1998B (INS)(2),(a)                          5.38        9/15/2016           3,184
   4,825   Houston Water and Sewer Systems RB,
            Series 1992B                                       6.00       12/01/2004           5,086
           Laredo ISD Public Limited GO,
     390    Series 1998A                                       5.06        2/01/2002             391
     410    Series 1998A                                       5.06        2/01/2003             412
     435    Series 1998A                                       5.06        2/01/2004             438
     460    Series 1998A                                       5.06        2/01/2005             462
     480    Series 1998A                                       5.06        2/01/2006             481
     505    Series 1998A                                       5.06        2/01/2007             505
     530    Series 1998A                                       5.06        2/01/2008             528
   3,830   Lewisville RB, Series 1998 (INS)(6)                 5.38        9/01/2015           3,798
  11,700   Lower Colorado River Auth. RB,
            Series 2001 (ETM)(a)                               6.45        1/01/2003          10,976
   4,120   Marlin ISD Public Facility Corp. RB,
            Series 1998(c)                                     5.85        2/15/2018           4,117
           Municipal Power Agency RB,
   8,565    Series 1987                                        5.50        9/01/2013           8,569
   5,000    Series 1993 (INS)(1),(a)                           5.63        9/01/2017           2,156
           Northside ISD GO,
   5,300    Series 2001 (NBGA)(e)                              5.00        2/15/2017           5,297
   5,420    Series 2001 (NBGA)(e)                              5.00        2/15/2018           5,380
  18,475   Plano ISD GO, Series 2001 (NBGA)                    5.00        2/15/2019          18,225
  24,050   Port of Corpus Christi IDC PCRB,
            Series 1997B                                       5.40        4/01/2018          22,356
  11,790   Public Finance Auth. RB (INS)(1),(a)                6.06        2/01/2004          10,573
           San Antonio Electric and Gas System RB,
  10,000    Series 1991B (ETM) (INS)(3),(a)                    6.38        2/01/2004           8,972
  10,300    Series A                                           5.00        2/01/2018          10,170
   4,000   Trinity River IDA RB                                7.25        2/01/2004           4,340
           Tyler Health Facilities Development
            Corp. Hospital RB,
   4,975    Series 1993B                                       6.63       11/01/2011           4,432
   1,000    Series 1997A                                       5.63        7/01/2013             891
           Wylie ISD,
   1,385    Series 2001 (NBGA)(a),(e)                          5.00        8/15/2014             714
   1,690    Series 2001 (NBGA)(a),(e)                          5.10        8/15/2015             818

           UTAH (2.4%)
     385   Housing Finance Agency RB, Series 1985B             5.30        7/01/2007             385
            Intermountain Power Agency RB,
   5,115    Series 1987A (ETM) (INS)(1)                        5.00        7/01/2012           5,118
   2,990    Series 1987A (INS)(1)                              5.00        7/01/2012           2,991
  10,395    Series 1988B (ETM) (INS)(1),(a)                    6.48        7/01/2003           9,569
   6,035    Series 1988B (INS)(1),(a)                          6.48        7/01/2003           5,553
  13,855    Series 1988B (ETM) (INS)(1),(a)                    6.18        7/01/2004          12,235
   8,040    Series 1988B (INS)(1),(a)                          6.18        7/01/2004           7,090
   1,710    Series 1996D                                       5.00        7/01/2021           1,652
   4,000    Series 1997B (INS)(1)                              5.75        7/01/2019           4,221
   7,000   Juab County PCRB, Series 1991 (b)                   6.00        8/01/2011           6,915

           VERMONT (0.1%)
   3,000   Educational and Health Buildings
            Financing Agency RB, Series 1998                   5.50        7/01/2018           2,933

           VIRGINIA (0.9%)
   5,000   Isle of Wight County IDA PCRB, Series 1994          5.80        5/01/2004           5,029
  10,000   Public School Auth. RB, Series 1999A                5.13        8/01/2019          10,112
   5,000   Richmond Convention Center Auth. RB,
            Series 2000                                        6.13        6/15/2020           5,452

           WASHINGTON (1.2%)
           Health Care Facilities Auth. RB,
   3,255    Series 1997A (INS)(1)                              5.13        8/15/2017           3,248
   2,500    Series 1998 (INS)(5)                               5.25        8/15/2017           2,429
   2,500    Series 1998 (INS)(5)                               5.30        8/15/2018           2,424
   6,185   Higher Education Facilities Auth. RB                5.20       10/01/2017           6,208
   2,000   Housing Finance Commission RB,
            Series 1999 (INS)(5)                               5.88        7/01/2019           2,054
           King County GO,
     500    Series 1993A (PRE)                                 5.90       12/01/2007             532
   1,965    Series 1993A (PRE)                                 5.90       12/01/2007           2,090
   2,755    Series 1993A                                       5.90       12/01/2007           2,885
   5,000   King County Housing Auth. RB,
            Series 1998A (INS)(5)                              5.20        7/01/2018           4,877

           WEST VIRGINIA (0.8%)
  16,940   School Building Auth. RB, Series 1994               6.25        7/01/2004          18,082

           WISCONSIN (0.9%)
           Health and Educational Facilities Auth. RB,
  11,500    Series 1993 (Aurora Health Care) (INS)(1)          5.25        8/15/2012          11,763
   4,130    Series 1995A (Waukesha Memorial
            Hospital) (INS)(2)                                 5.25        8/15/2012           4,279
   5,000    Series 1998A (Wausau Hospital) (INS)(2)            5.13        8/15/2020           4,909
----------------------------------------------------------------------------------------------------
           Total fixed-rate instruments (cost: $2,055,708)                                 2,141,654
----------------------------------------------------------------------------------------------------

                         PUT BONDS (5.6%)

           CALIFORNIA (0.5%)
   7,500   Statewide Communities Development Auth. RB,
            Series 1998A (d)                                   5.25        5/15/2025           7,543
   3,535   Woodland MFH RB, Series 1994A                       6.05       12/01/2024           3,612

           FLORIDA (0.4%)
           Housing Finance Agency MFH RB,
   4,160    Series 1996R-1 (Windwood Oaks I) (INS)(9)          5.65       12/01/2026           4,274
   4,500    Series 1996S-1 (Windwood Oaks II) (INS)(9)         5.65       12/01/2026           4,628

           ILLINOIS (0.6%)
  14,295   Hoffman Estates MFH RB, Series 1996                 5.75        6/01/2021          14,774

           IOWA (0.3%)
   6,000   Finance Auth. Economic Development RB,
            Series 2000A (LOC)                                 5.65        4/01/2033           6,274

           LOUISIANA (0.2%)
   4,360   Shreveport Home Mortgage Auth. RB,
            Series 1995A (INS)(9)                              6.40        9/01/2025           4,497

           MICHIGAN (0.7%)
  15,000   Monroe County EDC Limited Obligation RB,
            Series 1992CC (INS)(2)                             4.65       10/01/2024          15,000

           NEW MEXICO (0.5%)
           Bernalillo County MFH RB,
   7,700    Series 1994A (Sun Village Apts.) (INS)(9)          6.50       10/01/2019           7,866
   3,320    Series 1995 (Sunchase Apts.) (INS)(9)              5.80       11/01/2025           3,400

           OHIO (0.2%)
   5,500   Montgomery County IDA RB, Series 1992 (LOC)         6.50        2/01/2007           5,687

           PENNSYLVANIA (0.4%)
           Philadelphia IDA RB,
   6,500    Series 1997A                                       6.50       10/01/2027           6,380
   4,000    Series 1997B                                       6.50       10/01/2027           3,927

           TEXAS (0.1%)
   2,500   Gregg County Housing Finance Corp. RB,
            Series 1995A (INS)(9)                              6.40        9/01/2025           2,590

           UTAH (0.8%)
           Salt Lake County MFH RB,
  10,240    Series 1995A-1 (INS)(5)                            5.70       10/01/2025          10,753
   6,500    Series 1995B-1 (INS)(5)                            5.70       10/01/2025           6,826

           VIRGINIA (0.3%)
   7,500   Henrico County Economic Development Auth. RB,
            Series 2000                                        5.75       11/15/2030           7,689

           WASHINGTON (0.6%)
           Chelan County Public Utility District #1 RB,
   5,650    Series E                                           5.70        7/01/1968           5,924
   6,845    Series E                                           5.70        7/01/1968           7,150
----------------------------------------------------------------------------------------------------
           Total put bonds (cost: $124,992)                                                  128,794
----------------------------------------------------------------------------------------------------

                        VARIABLE-RATE DEMAND NOTES (1.1%)

           FLORIDA (0.1%)
   1,800   Jacksonville PCRB, Series 1995                      3.70        5/01/2029           1,800

           IOWA (0.2%)
   1,300   Finance Auth. Purchase RB, Series 1999 (LOC)        3.60        2/01/2019           1,300
   4,200   Muscatine County PCRB                               3.60       10/01/2007           4,200

           KANSAS (0.1%)
   2,200   Burlington Environmental Improvement RB,
            Series 1998B                                       5.00        9/01/2015           2,200

           MICHIGAN (0.1%)
   2,000   Delta County EDC Environmental
            Improvement RB, Series 1985E                       3.95       12/01/2023           2,000

           TEXAS (0.4%)
   6,300   Harris County GO, Series 1994F (LIQ)                3.40        8/01/2015           6,300
   3,300   Harris County Health Facilities RB,
            Series 1994 (LIQ)                                  3.90       12/01/2025           3,300

           VIRGINIA (0.2%)
   4,600   Waynesboro IDA RB, Series 1997 (LOC)                3.80       12/15/2028           4,600
----------------------------------------------------------------------------------------------------
           Total variable-rate demand notes (cost: $25,700)                                   25,700
----------------------------------------------------------------------------------------------------
           Total investments (cost: $2,206,401)                                           $2,296,148
====================================================================================================





                PORTFOLIO SUMMARY
                BY CONCENTRATION
                -----------------

  Hospitals                               14.5%
  General Obligations                     13.6
  Escrowed Bonds                          12.8
  Multifamily Housing                      5.5
  Buildings                                5.3
  Appropriated Debt                        5.1
  Special Assessment/Tax                   4.7
  Electric/Gas Utilities - Municipal       4.5
  Paper & Forest Products                  4.0
  Education                                3.7
  Single-Family Housing                    3.4
  Nursing/Continuing Care Centers          2.7
  Electric Utilities                       2.4
  Real Estate Tax/Fee                      2.0
  Toll Roads                               1.8
  Health Care - Miscellaneous              1.7
  Airport/Port                             1.6
  Finance - Municipal                      1.5
  Gaming Companies                         1.4
  Water/Sewer Utilities - Municipal        1.4
  Oil & Gas - Refining/Manufacturing       1.0
  Chemicals - Diversified                  0.7
  Sales Tax                                0.6
  Student Loans                            0.4
  Lodging/Hotel                            0.4
  Community Service                        0.4
  Hardware & Tools                         0.4
  Air Freight                              0.4
  Aerospace/Defense                        0.3
  Foods                                    0.3
  Truckers                                 0.3
  Manufacturing -
   Diversified Industries                  0.2
  Miscellaneous                            0.2
  Drugs                                    0.2
                                          -----
  Total                                   99.4%
                                          =====



      PORTFOLIO SUMMARY BY STATE
      --------------------------

  Alabama                        0.7%
  Alaska                         0.3
  Arizona                        0.2
  Arkansas                       0.6
  California                     5.5
  Colorado                       0.9
  Connecticut                    1.6
  District of Columbia           3.9
  Florida                        1.4
  Georgia                        0.6
  Hawaii                         0.3
  Idaho                          0.1
  Illinois                       7.2
  Indiana                        2.0
  Iowa                           1.7
  Kansas                         0.1
  Louisiana                      1.9
  Maine                          1.9
  Maryland                       1.1
  Massachusetts                  1.1
  Michigan                       3.1
  Minnesota                      1.4
  Mississippi                    2.3
  Missouri                       0.5
  Nebraska                       0.8
  Nevada                         0.9
  New Hampshire                  0.4
  New Jersey                     2.4
  New Mexico                     0.7
  New York                      22.3
  North Carolina                 0.3
  Ohio                           1.0
  Oklahoma                       0.4
  Pennsylvania                   4.7
  Puerto Rico                    3.5
  Rhode Island                   1.0
  South Carolina                 0.3
  Tennessee                      1.0
  Texas                         11.2
  Utah                           3.2
  Vermont                        0.1
  Virginia                       1.4
  Washington                     1.7
  West Virginia                  0.8
  Wisconsin                      0.9
                                -----
  Total                         99.4%
                                =====








USAA SHORT-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

MARCH 31, 2001


 PRINCIPAL                                                    COUPON         FINAL          MARKET
  AMOUNT                   SECURITY                            RATE         MATURITY         VALUE
----------------------------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (57.8%)
           ALABAMA (0.1%)
 $ 1,000   Prattville Industrial Development PCRB,
            Series 1998                                        4.90%      9/01/2008       $      985

           ALASKA (0.5%)
   6,500   North Slope Borough GO, Series 1998A (INS)(1),(a)   4.60       6/30/2008            4,734

           ARIZONA (1.0%)
           Maricopa County Hospital RB,
   2,525    Series 1997                                        5.10       4/01/2001            2,525
   2,260    Series 1997                                        5.25       4/01/2002            2,273
   3,045    Series 1997                                        5.35       4/01/2003            3,078
   2,180    Series 1997                                        5.35       4/01/2004            2,205

           CALIFORNIA (0.3%)
           Sacramento Cogeneration Auth. RB,
   1,000    Series 1995                                        5.80       7/01/2001            1,004
     900    Series 1995                                        5.90       7/01/2002              918
     900    Series 1995                                        6.00       7/01/2003              932

           COLORADO (0.4%)
           Denver Health and Hospital Auth. RB,
   1,180    Series 1998A                                       5.13      12/01/2006            1,168
   1,250    Series 1998A                                       5.25      12/01/2007            1,238
   1,250    Series 1998A                                       5.25      12/01/2008            1,225

           CONNECTICUT (1.0%)
           Mashantucket (Western) Pequot Tribe RB,
   1,000    Series 1996A (ETM)(d)                              6.25       9/01/2001            1,013
   1,000    Series 1996A (d)                                   6.25       9/01/2001            1,010
   1,250    Series 1996A (ETM)(d)                              6.25       9/01/2002            1,303
   1,250    Series 1996A (d)                                   6.25       9/01/2002            1,290
   1,480    Series 1996A (ETM)(d)                              6.25       9/01/2003            1,581
   1,520    Series 1996A (d)                                   6.25       9/01/2003            1,596
   1,235    Series 1996A (ETM)(d)                              6.50       9/01/2006            1,404
   1,265    Series 1996A (d)                                   6.50       9/01/2006            1,387

           DISTRICT OF COLUMBIA (0.5%)
           Hospital RB,
   1,450    Series 1996A (ETM) (INS)(1)                        5.00       8/15/2002            1,483
   1,530    Series 1996A (ETM) (INS)(1)                        5.50       8/15/2003            1,603
   1,610    Series 1996A (ETM) (INS)(1)                        5.50       8/15/2004            1,709

           FLORIDA (0.0%)(g)
     305   Orange County Health Facilities Auth. RB,
            Series 1995                                        5.63       7/01/2001              306

           GEORGIA (0.4%)
   4,000   Camden County Development Auth. PCRB,
            Series 1997                                        5.25       4/01/2002            4,062

           GUAM (1.0%)
  10,000   GO, Series 1995A                                    5.50       9/01/2001           10,077

           HAWAII (0.5%)
   4,720   Honolulu GO, Series 1999C (INS)(3)                  5.00       7/01/2008            4,982

           IDAHO (0.4%)
           Health Facilities Auth. RB,
     810    Series 1998                                        4.65       5/01/2005              792
     860    Series 1998                                        5.38       5/01/2006              865
     950    Series 1998                                        5.38       5/01/2007              952
   1,005    Series 1998                                        5.38       5/01/2008              997

           ILLINOIS (4.3%)
  20,000   Chicago Board of Education GO,
            Series 1999A (INS)(3),(a)                          4.50      12/01/2009           13,575
  16,265   Chicago Water RB, Series 1997 (INS)(3),(a)          5.00      11/01/2005           13,539
           Health Facilities Auth. RB,
     550    Series 1996                                        5.60       1/01/2002              536
     945    Series 2001A (Edward Hospital) (INS)(4),(e)        4.10       2/15/2006              948
   1,925    Series 2001A (Edward Hospital) (INS)(4),(e)        4.20       2/15/2007            1,929
   2,000    Series 2001A (Edward Hospital) (INS)(4),(e)        4.25       2/15/2008            1,998
   1,195    Series 2001A (Edward Hospital) (INS)(4),(e)        5.00       2/15/2009            1,245
   1,260   Hodgkins Tax Increment RB, Series 1995A             6.90      12/01/2001            1,267
   9,137   Sangamon County Lease RB (c)                        5.05      12/15/2005            9,117

           INDIANA (0.3%)
   3,000   Health Facility Financing Auth. RB,
            Series 1999A (INS)(1)                              5.00      11/01/2009            3,153

           IOWA (0.5%)
   4,850   Clinton Refunding IDRB, Series 2000                 5.80      11/01/2005            5,054

           LOUISIANA (3.7%)
   3,600   Calcasieu Parish IDB RB, Series 2001                4.80      12/01/2006            3,607
  11,310   De Soto Parish PCRB, Series 1993A                   5.05      12/01/2002           11,358
           Jefferson Parish School Board Sales and Use Tax RB,
   3,170    Series 1998 (INS)(4),(a)                           4.80       9/01/2007            2,423
   2,090    Series 1998 (INS)(4),(a)                           4.90       3/01/2008            1,548
   2,600   Lake Charles Harbor and Terminal
            District RB, Series 1990                           5.50       5/01/2006            2,660
           Offshore Terminal Auth. RB,
   7,920    Series 1992B                                       6.00       9/01/2001            8,003
   5,000    Series 1992B                                       6.20       9/01/2003            5,277
   3,440   St. Charles Parish PCRB                             7.63       6/01/2003            3,451

           MAINE (1.3%)
           Jay PCRB,
   5,500    Series 1994A                                       4.65       9/01/2002            5,480
   8,305    Series 1994B                                       4.70       6/01/2002            8,335

           MASSACHUSETTS (4.1%)
           Health and Educational Facilities Auth. RB,
   3,445    Series 1998B (INS)(6)                              5.00       7/01/2006            3,511
   3,645    Series 1998B (INS)(6)                              5.25       7/01/2007            3,745
   1,640    Series 1998B (INS)(6)                              5.25       7/01/2008            1,679
  17,000   New England Education Loan Marketing
            Corp. RB, Series 1985A (f)                         5.80       3/01/2002           17,366
  14,000   State GO, Series 2000B                              5.50       6/01/2008           15,274

           MICHIGAN (1.5%)
           Hospital Finance Auth. RB,
            Central Michigan Hospital,
     130    Series 1996                                        5.50      10/01/2001              130
     275    Series 1996                                        5.70      10/01/2002              278
     285    Series 1996                                        5.80      10/01/2003              289
           Hospital Finance Auth. RB, Genesys
            Health System Medical Center,
   3,500    Series 1995A (ETM)                                 7.00      10/01/2001            3,567
   2,500    Series 1998A (ETM)                                 5.50      10/01/2006            2,714
   1,500    Series 1998A (ETM)                                 5.50      10/01/2007            1,635
   1,000    Series 1998A (ETM)                                 5.50      10/01/2008            1,094
   5,800   Monroe EDC PCRB, Series 1997                        5.00       2/01/2003            5,929

           MINNESOTA (0.6%)
           St. Paul Housing and Redevelopment
            Auth. Hospital RB,
     675    Series 1997A                                       5.00      11/01/2003              652
   1,410    Series 1997A                                       5.10      11/01/2004            1,340
   1,485    Series 1997A                                       5.20      11/01/2005            1,393
   1,560    Series 1997A                                       5.30      11/01/2006            1,446
   1,645    Series 1997A                                       5.35      11/01/2007            1,503

           MISSISSIPPI (1.6%)
   8,740   Hospital Equipment and Facilities Auth. RB,
            Series 2000                                        5.75      12/01/2005            8,768
           Jones County Hospital RB,
   1,000    Series 1997                                        5.00      12/01/2005              984
   1,050    Series 1997                                        5.00      12/01/2006            1,026
   1,105    Series 1997                                        5.10      12/01/2007            1,073
   1,155    Series 1997                                        5.20      12/01/2008            1,116
   1,830   Lafayette County Hospital RB, Series 1997           5.00       3/01/2002            1,847
     710   Lincoln County Hospital RB, Series 1998A (INS)(5)   5.00       4/01/2004              721
   1,285   Union County Hospital RB, Series 1997               5.00       3/01/2002            1,303

           MISSOURI (0.6%)
           Saint Louis Airport Project Double Barrel RB,
   1,500    Series 2000                                        6.25       1/01/2003            1,533
   1,750    Series 2000                                        6.00       1/01/2004            1,796
   3,000    Series 2000                                        6.00       1/01/2005            3,083

           MONTANA (0.3%)
   3,410   State Lottery Commission Lease, #169 (c)            5.12       4/29/2004            3,431

           NEBRASKA (0.9%)
   5,000   American Public Energy Agency RB,
            Series 1999A (INS)(2)                              5.25       6/01/2008            5,109
           Investment Finance Auth. Hospital RB,
     465    Series 1997 (INS)(5)                               4.90      11/15/2005              481
     440    Series 1997 (INS)(5)                               5.00      11/15/2006              457
     410    Series 1997 (INS)(5)                               5.00      11/15/2007              425
     505    Series 1997 (INS)(5)                               5.05      11/15/2008              524
   2,570   O'Neil IDRB, Series 2001                            4.80       5/01/2009            2,571

           NEW YORK (15.0%)
   1,285   Dormitory Auth. RB, City University
            System, Series 1996-2                              5.10       7/01/2001            1,291
           Dormitory Auth. RB, Community
            Enhancement Facilities,
   1,675    Series 1999B                                       4.00       4/01/2005            1,695
   1,740    Series 1999B                                       4.00       4/01/2006            1,753
   5,000   Dormitory Auth. RB, Good Samaritan
            Hospital, Series 1998A (INS)(5)                    5.50       7/01/2009            5,502
   1,170   Dormitory Auth. RB, Nyack Hospital,
            Series 1996                                        5.65       7/01/2001            1,165
           Dormitory Auth. RB, State University
            Educational Facilities,
   6,350    Series 1995A                                       5.25       5/15/2001            6,367
   7,500    Series 1995A                                       5.40       5/15/2002            7,683
   1,350    Series 1996                                        5.00       5/15/2001            1,353
   1,000    Series 1996                                        5.10       5/15/2002            1,021
   1,250   Dormitory Department of Health RB,
            Series 1996                                        4.75       7/01/2001            1,255
  20,360   Long Island Power Auth. Electric
            Systems RB, Series 1998A (INS)(4),(a)              5.15       6/01/2006           16,722
   3,000   Nassau County GO, Series 2000F                      7.00       3/01/2003            3,171
           New York City GO,
   1,450    Series 1995D (ETM)                                 6.50       2/01/2002            1,491
   3,550    Series 1995D                                       6.50       2/01/2002            3,647
   3,325    Series 1996K (ETM)                                 5.50       4/01/2001            3,325
   4,900    Series 1998F                                       5.50       8/01/2006            5,288
   6,420    Series 1998F                                       5.50       8/01/2007            6,959
   5,815    Series 1999F                                       4.88       8/01/2010            6,067
   3,000    Series 1999H                                       5.00       3/15/2008            3,161
   3,750    Series 2001A                                       5.00       5/15/2007            3,955
   3,940    Series 2001A                                       5.00       5/15/2008            4,156
  10,000   New York City Transitional Finance Auth. RB,
            Series 1999A                                       5.00       8/15/2008           10,636
   4,010   State COP                                           4.90       2/01/2002            4,068
   4,040   State COP                                           4.90       8/01/2002            4,127
   2,035   State COP                                           5.00       2/01/2003            2,091
  11,165   The City University of New York COP                 5.75       8/15/2003           11,752
           Thruway Auth. Highway and Bridge
            Trust Fund Bonds,
  10,000    Series 1999B (INS)(3)                              5.00       4/01/2008           10,615
   7,650    Series 2000B (INS)(3)                              5.50       4/01/2008            8,352
   7,880   Thruway Auth. RB, Series 1995                       5.10       4/01/2001            7,880
   2,015   Ulster County IDA RB, Series 1999 (LOC)             5.20      11/15/2009            2,086
   4,400   Urban Development Corp. RB, Series 1993             5.25       1/01/2003            4,534

           OHIO (0.6%)
           Franklin County Health Care Facilities RB,
   1,000    Series 1997                                        4.70       7/01/2002              992
   1,000    Series 1997                                        4.80       7/01/2003              986
     500    Series 1997                                        5.00       7/01/2004              491
   1,425    Series 1997                                        5.00       7/01/2005            1,381
   1,000    Series 1997                                        5.10       7/01/2006              963
     475    Series 1997                                        5.15       7/01/2007              453
     600    Series 1997                                        5.25       7/01/2008              568

           OKLAHOMA (1.7%)
           Holdenville Industrial Auth. RB,
   1,380    Series 1995 (ETM)                                  6.15       7/01/2004            1,482
     510    Series 1995 (ETM)                                  6.35       7/01/2006              567
  15,000   Housing Development Auth. RB, Series 1997A          4.75      12/01/2002           15,047

           PENNSYLVANIA (0.8%)
   4,435   East Hempfield Township IDA RB, Series 1996         5.00       8/01/2001            4,455
   3,990   Hampden IDA RB, Series 1999                         4.70       1/01/2007            4,022

           PUERTO RICO (1.5%)
           Electric Power Auth. RB,
   5,000    Series 1997AA                                      5.00       7/01/2003            5,177
   5,000    Series 1997AA                                      5.00       7/01/2004            5,232
   4,867   Municipal Rev. Collection Center COP(c)             6.85      10/17/2003            4,963

           TENNESSEE (0.3%)
   3,000   Springfield Hospital RB, Series 1998                4.90       8/01/2008            2,812

           TEXAS (9.1%)
           Abilene Higher Education Facilities Corp. RB,
     170    Series 1995 (ETM)                                  5.50      10/01/2001              172
   1,310    Series 1995                                        5.50      10/01/2001            1,322
     130    Series 1995 (ETM)                                  5.60      10/01/2002              134
     870    Series 1995                                        5.60      10/01/2002              892
   3,235   Austin Higher Education Auth. RB,
            Series 1998                                        4.80       8/01/2009            3,237
           Bexar County Limited Tax GO,
   1,800    Series 1999(a)                                     4.35       6/15/2006            1,453
   3,355    Series 1999(a)                                     4.45       6/15/2007            2,579
   6,000   Calhoun County Navigation IDA PCRB,
            Series 1995                                        4.65       6/01/2001            6,014
           Duncanville ISD GO,
   2,095    Series 2001A (NBGA)(a),(e)                         4.31       2/15/2007            1,636
   2,095    Series 2001A (NBGA)(a),(e)                         4.42       2/15/2008            1,555
     750   Harlandale ISD School Refunding Bonds,
            Series 2000 (NBGA)(a)                              5.10       8/15/2008              546
           Harrison County Health Facilities
            Development Corp. RB,
   1,010    Series 1998 (INS)(6)                               4.80       1/01/2006            1,013
   1,055    Series 1998 (INS)(6)                               4.80       1/01/2007            1,051
   1,110    Series 1998 (INS)(6)                               4.90       1/01/2008            1,103
   3,000   Houston ISD GO, Series 1999A(a)                     4.55       2/15/2009            2,113
           Houston ISD Public Facility Corp. Lease RB,
   3,885    Series 1998A (INS)(2),(a)                          4.85       9/15/2007            2,959
   3,885    Series 1998A (INS)(2),(a)                          4.90       9/15/2008            2,812
   4,805    Series 1998B (INS)(2),(a)                          4.85       9/15/2007            3,660
   5,260    Series 1998B (INS)(2),(a)                          4.90       9/15/2008            3,808
   2,500   Lampasas County IDC RB, Series 1997                 5.20      12/01/2001            2,525
   3,495   Lewisville RB, Series 1998 (INS)(6)                 5.00       9/01/2010            3,518
           Northeast Hospital Auth. RB,
   1,285    Series 1997                                        5.25       5/15/2001            1,285
   2,870    Series 1997                                        5.40       5/15/2003            2,865
   8,150   Plano ISD GO, Series 2001 (NBGA)(a)                 4.42       2/15/2008            6,042
   7,160   Tarrant County Water Control and
            Improvement District #1 RB, Series 1993            4.63       3/01/2004            7,289
  15,000   TRAN, Series 2000                                   5.25       8/31/2001           15,129
           Tyler Health Facilities Development Corp. RB,
   2,700    Series 1997A                                       5.00       7/01/2003            2,674
   3,120    Series 1997A                                       5.00       7/01/2004            3,059
   1,625    Series 1997A                                       5.13       7/01/2005            1,584
   1,100    Series 1997A                                       5.20       7/01/2006            1,064
   1,125    Series 1997A                                       5.30       7/01/2007            1,084
   1,365   Water Resources Finance Auth. RB,
            Series 1999 (INS)(2)                               4.50       8/15/2007            1,387
           Wylie ISD GO,
   2,380    Series 2001 (NBGA)(a),(e)                          4.29       8/15/2007            1,812
   1,385    Series 2001 (NBGA)(a),(e)                          4.40       8/15/2008            1,002
   3,380    Series 2001 (NBGA)(a),(e)                          4.50       8/15/2009            2,321

           VIRGINIA (0.6%)
           Halifax County IDA Hospital RB,
   1,100    Series 1998                                        4.50       9/01/2005            1,106
     600    Series 1998                                        4.65       9/01/2007              597
     500    Series 1998                                        4.75       9/01/2008              497
           Newport News IDA IDRB,
   1,650    Series 2000                                        5.50       9/01/2006            1,793
   2,000    Series 2000                                        5.50       9/01/2008            2,193

           WEST VIRGINIA (0.7%)
   7,500   Kanawha County PCRB, Series 1997                    5.25       4/01/2002            7,605

           WISCONSIN (1.7%)
           Health and Educational Facilities Auth. RB,
     410    Series 1997                                        5.10      12/15/2005              402
     430    Series 1997                                        5.20      12/15/2006              419
     455    Series 1997                                        5.25      12/15/2007              441
     475    Series 1997                                        5.30      12/15/2008              456
   4,000   Juneau County BAN                                   4.80       9/01/2005            4,079
   6,885   Kenosha GO, Series 1998B (INS)(4),(a)               4.50      10/15/2008            4,966
   6,595   Waterford Union High School District GO             5.30       3/01/2003            6,698
----------------------------------------------------------------------------------------------------
           Total fixed-rate instruments (cost: $580,864)                                     591,703
----------------------------------------------------------------------------------------------------

                                PUT BONDS (21.4%)

           ALABAMA (1.5%)
  15,000   Birmingham Special Care Facilities
            Financing Auth. RB, Series 2000A-2                 6.00      11/15/2028           15,422

           CALIFORNIA (2.5%)
   3,285   Brentwood Capital Improvement RB,
            Series 1996 (LOC)                                  5.25       6/01/2026            3,297
   6,715   Fresno MFH RB, Series 1997A                         4.88       1/01/2028            6,840
   4,000   Santa Rosa Housing Auth. MFH RB,
            Series 1995E (NBGA)                                4.85       9/01/2007            4,030
   5,805   South Gate Public Financing Auth. Tax
            Allocation Bonds, Series 1997 (LOC)                4.75       9/01/2019            5,896
   5,000   Statewide Community Development Auth. RB,
            Series 1999F                                       5.30       6/01/2029            5,132

           ILLINOIS (1.1%)
  10,980   Health Facilities Auth. RB, Series 1998A (LOC)      4.70       7/01/2031           11,131

           INDIANA (1.0%)
  10,000   Development Finance Auth. PCRB, Series 1998A        4.65       3/01/2025           10,024

           LOUISIANA (4.5%)
  14,285   Public Facilities Auth. RB, Series 1985B-1
            (INS)(2),(f)                                       5.00      12/01/2015           14,515
           St. Charles Parish PCRB,
  12,000    Series 1999B                                       4.85       6/01/2030           12,072
  18,860    Series 1999C                                       5.35      10/01/2029           19,128

           MICHIGAN (1.0%)
           Hospital Finance Auth. RB,
   5,000    Series 1999A                                       5.30      11/15/2033            5,136
   5,000    Series 1999A                                       5.20      11/15/2033            5,109

           OHIO (0.8%)
   4,000   Air Quality Facilities RB, Series 1988A             4.85       2/01/2015            4,014
   4,155   Water Development PCRB, Series 1998A                5.35      10/01/2030            4,184

           OKLAHOMA (0.1%)
   1,500   Tulsa County Home Finance Auth. RB,
            Series 1993A (INS)(9)                              5.35      12/01/2018            1,513

           PENNSYLVANIA (1.0%)
   5,000   Beaver County IDA PCRB, Series 1999A                4.65       6/01/2033            4,933
   5,275   Derry Township Industrial and Commercial
            Development Auth. RB, Series 2000A (LOC)           4.88      11/01/2030            5,348

           TEXAS (6.2%)
  11,000   Brazos River Auth. RB, Series 1999B                 5.20      12/01/2018           11,223
   7,990   Lewisville RB, Series 1996 (PRE) (LOC)              5.00       5/01/2021            8,460
  27,500   Matagorda County Navigation District 1 PCRB,
            Series 1999A                                       4.90       5/01/2030           27,619
  16,500   Matagorda County Navigation District 1 RB,
            Series 1999C                                       5.20       5/01/2029           16,720

           VIRGINIA (1.0%)
  10,000   Henrico County Economic Development Auth. RB,
            Series 2000                                        5.75      11/15/2030           10,252

           WYOMING (0.7%)
   6,725   Community Development Auth. Housing RB,
            Series 1997-3                                      5.25       6/01/2017            6,833
----------------------------------------------------------------------------------------------------
           Total put bonds (cost: $215,685)                                                  218,831
----------------------------------------------------------------------------------------------------

                       VARIABLE-RATE DEMAND NOTES (21.2%)

           ARKANSAS (0.5%)
   5,175   Texarkana IDRB, Series 1991                         4.20       3/01/2021            5,175

           CALIFORNIA (0.5%)
   4,020   Gardena Financing Agency RB, Series 1991 (LOC)      5.65       9/01/2011            4,020
   1,000   Los Angeles Community Redevelopment
            Agency MFH RB, Series 1985 (LOC)                   5.55      12/01/2005            1,000

           COLORADO (0.2%)
   2,000   General Improvement District GO 287/42,
            Series 2000 (LOC)                                  3.60      12/01/2031            2,000

           FLORIDA (4.3%)
   7,305   Broward County Housing Finance Auth. MFH RB,
            Series 1990 (NBGA)                                 4.45      10/01/2007            7,305
   9,500   Capital Trust Agency MFH RB,
            Series 1999A (NBGA)(d)                             3.60      12/01/2032            9,500
     155   Dade County Health Facilities Auth. RB,
            Series 1990 (LOC)                                  3.75       9/01/2020              155
  16,380   Gulf Breeze Healthcare Facilities RB,
            Series 1999 (NBGA)(d)                              3.60       1/01/2024           16,380
  10,800   Orange County Health Facilities Auth. RB,
            Series 2000A (LIQ)                                 3.65       6/01/2030           10,800

           GEORGIA (0.2%)
   2,000   Hapeville IDA RB, Series 1985 (LOC)                 3.70      11/01/2015            2,000

           IDAHO (0.2%)
   2,500   American Falls Reservoir District RB,
            Series 2000 (NBGA)                                 4.60       2/01/2025            2,500

           ILLINOIS (0.3%)
   2,100   Development Finance Auth. Educational
            Facilities RB, Series 2000A (LOC)                  3.60      10/01/2030            2,100
     630   West Frankfort Commercial Redevelopment RB          6.20       4/01/2007              630


           INDIANA (0.1%)
   1,400   Hospital Equipment Financing Authority RB,
            Series 1985A (INS)(1)                              3.55      12/01/2015            1,400

           IOWA (1.0%)
   2,000   Finance Auth. Private School Fac. RB,
            Series 1998 (LOC)                                  3.85       6/01/2028            2,000
   1,700   Finance Auth. Purchase RB, Series 1999 (LOC)        3.60       2/01/2019            1,700
   6,250   Storm Lake Higher Education Facilities RB,
            Series 2000 (LIQ)                                  3.75      11/01/2015            6,250

           KANSAS (4.8%)
           Burlington Environmental Improvement RB,
  44,400    Series 1998A                                       5.00       9/01/2015           44,400
   4,400    Series 1998B                                       5.00       9/01/2015            4,400

           KENTUCKY (1.2%)
   3,000   Breckinridge County Lease RB,
            Series 2001A (LOC)                                 3.45       2/01/2031            3,000
   9,100   Jefferson County MFH RB,
            Series 1996 (LOC)                                  3.65      12/01/2026            9,100

           LOUISIANA (0.7%)
   5,590   Housing Finance Agency MFH RB,
            Series 1988 (LOC)                                  3.55      12/01/2025            5,590
   1,850   Offshore Terminal Auth. RB,
            Series 1991A (LOC)                                 3.50       9/01/2008            1,850

           MASSACHUSETTS (0.3%)
   3,705   Development Finance Agency RB, Series A (LOC)       3.50       1/01/2026            3,705

           MICHIGAN (0.7%)
   7,300   Job Development Auth. PCRB, Series 1985 (LOC)       5.50      10/01/2008            7,300

           MINNESOTA (0.7%)
   7,640   Minneapolis GO, Series 1996 (LIQ)                   3.35      12/01/2006            7,640

           MISSISSIPPI (0.1%)
     900   Harrison County PCRB, Series 1990                   3.75       9/01/2010              900

           MISSOURI (0.0%)(g)
      65   Health and Educational Facilities Auth. RB,
            Series 1999A (LOC)                                 3.90       8/15/2024               65

           NEW MEXICO (1.2%)
  12,000   Hospital Equipment Loan Council RN,
            Series 2000A(d)                                    4.95       1/03/2002           12,000

           OKLAHOMA (0.4%)
   3,890   Oklahoma County Industrial Auth. RB,
            Series 1999 (LOC)                                  3.55       4/01/2014            3,890

           OREGON (1.7%)
   2,300   Clackamas County Hospital Facility RB,
            Series 1999C (LOC)                                 3.57       5/15/2029            2,300
  15,000   Port of Portland Public Grain Elevator RB,
            Series 1984 (LOC)                                  4.95      12/01/2014           15,000

           TEXAS (1.2%)
   6,500   Grand Prairie Housing Finance Corp. MFH RB,
            Series 1993 (NBGA)(d)                              3.55       6/01/2010            6,500
   1,300   Gulf Coast Waste PCRB, Series 1994                  3.60       4/01/2013            1,300
           Harris County Health Facilities RB,
   1,000    Series 1994 (LIQ)                                  3.90      12/01/2025            1,000
   3,100    Series 1997B (LIQ)                                 3.90       2/15/2027            3,100

           VIRGINIA (0.2%)
   2,300   Norfolk Redevelopment and Housing Auth. RB,
            Series 1999 (LOC)                                  3.60       9/01/2009            2,300
     200   Peninsula Ports Auth. Coal Terminal RB,
            Series 1987D (LOC)                                 3.75       7/01/2016              200

           WYOMING (0.7%)
   7,100   Converse County PCRB, Series 1988                   4.25       1/01/2014            7,100
----------------------------------------------------------------------------------------------------
           Total variable-rate demand notes (cost: $217,555)                                 217,555
----------------------------------------------------------------------------------------------------
           Total investments (cost: $1,014,104)                                           $1,028,089
====================================================================================================





                  PORTFOLIO SUMMARY
                  BY CONCENTRATION
                  -----------------

  Hospitals                                 15.5%
  Electric Utilities                        14.6
  General Obligations                       13.9
  Appropriated Debt                          5.9
  Multifamily Housing                        5.5
  Education                                  4.4
  Electric/Gas Utilities - Municipal         4.3
  Escrowed Bonds                             3.4
  Paper & Forest Products                    2.6
  Water/Sewer Utilities - Municipal          2.5
  Agricultural Products                      2.3
  Single-Family Housing                      2.1
  Airport/Port                               2.1
  Toll Roads                                 1.9
  Finance - Municipal                        1.7
  Student Loans                              1.7
  Health Care - Miscellaneous                1.6
  Foods                                      1.6
  Chemicals                                  1.6
  Nursing/Continuing Care Centers            1.5
  Special Assessment/Tax                     1.4
  Banks - Major Regional                     1.1
  Real Estate Tax/Fee                        1.0
  Natural Gas Utilities                      1.0
  Sales Tax                                  0.9
  Aluminum                                   0.8
  Automobiles                                0.7
  Gaming Companies                           0.5
  Auto Parts                                 0.5
  Buildings                                  0.4
  Community Service                          0.4
  Oil - Domestic Integrated                  0.4
  Real Estate - Other                        0.2
  Lodging/Hotel                              0.2
  Chemicals - Diversified                    0.1
  Retail - Food                              0.1
                                           -----
  Total                                    100.4%
                                           =====




      PORTFOLIO SUMMARY BY STATE
      --------------------------

  Arkansas                       1.6%
  Alaska                         0.5
  Arizona                        1.0
  Arkansas                       0.5
  California                     3.2
  Colorado                       0.6
  Connecticut                    1.0
  District of Columbia           0.5
  Florida                        4.3
  Georgia                        0.6
  Guam                           1.0
  Hawaii                         0.5
  Idaho                          0.6
  Illinois                       5.7
  Indiana                        1.4
  Iowa                           1.5
  Kansas                         4.8
  Kentucky                       1.2
  Louisiana                      8.9
  Maine                          1.3
  Massachusetts                  4.4
  Michigan                       3.2
  Minnesota                      1.4
  Mississippi                    1.7
  Missouri                       0.6
  Montana                        0.3
  Nebraska                       0.9
  New Mexico                     1.2
  New York                      15.0
  Ohio                           1.4
  Oklahoma                       2.2
  Oregon                         1.7
  Pennsylvania                   1.8
  Puerto Rico                    1.5
  Tennessee                      0.3
  Texas                         16.5
  Virginia                       1.8
  West Virginia                  0.7
  Wisconsin                      1.7
  Wyoming                        1.4
                               -----
  Total                        100.4%
                               =====









USAA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

MARCH 31, 2001


 PRINCIPAL                                                    COUPON       FINAL
  AMOUNT                   SECURITY                            RATE       MATURITY          VALUE
----------------------------------------------------------------------------------------------------

                         VARIABLE-RATE DEMAND NOTES (74.0%)
           ALABAMA (2.6%)
 $10,000   Bessemer Medical Clinic Board RB,
            Series 2000A (LOC)                                 3.70%     10/01/2030       $   10,000
  22,600   Birmingham Medical Clinic Board RB,
            Series 1998 (LOC)                                  3.60      10/01/2028           22,600
   6,300   Birmingham Special Care Facilities
            Finance Auth. RB (LOC)                             3.56       3/01/2010            6,300
   9,500   Evergreen Board IDRB, Series 1985 (LOC)             3.60      12/01/2004            9,500
   1,095   Montgomery Engelside Medical Clinic
            Board RB, Series 1999A (LOC)                       3.65       3/01/2008            1,095

           ALASKA (0.3%)
   6,420   Industrial Development and Export Auth. RB,
            Series 1991 (LOC)                                  3.65      11/01/2009            6,420

           ARIZONA (0.3%)
   6,495   Pinal County IDA RB, Series 1995 (LOC)              3.50      12/01/2022            6,495

           ARKANSAS (0.2%)
     640   Fayetteville Public Facilities Board RB,
            Series 1997 (LOC)                                  3.80       9/01/2027              640
   3,600   Hospital Equipment Finance Auth. RB,
            Series 1998A (LOC)                                 3.65      11/01/2028            3,600

           COLORADO (1.0%)
   5,000   Centennial Downs Metropolitan District GO,
            Series 1999 (LOC)                                  3.55      12/01/2028            5,000
   8,000   Educational and Cultural Facilities RB,
            Series 1998 (LOC)                                  3.65       8/01/2013            8,000
   2,985   El Paso County Economic Development RB,
            Series 1996 (LOC)                                  3.70      11/01/2021            2,985
           Health Facilities Auth. RB,
   1,665    Series 1995 (LOC)                                  3.70       9/01/2015            1,665
   1,735    Series 1996A (LOC)                                 3.70      12/01/2016            1,735

           DELAWARE (0.1%)
   2,100   Economic Development Auth. RB, Series 1993C         3.50      10/01/2028            2,100

           DISTRICT OF COLUMBIA (0.8%)
  15,000   District Columbia Multimodal GO,
            Series 2000B (LIQ) (INS)(4)                        3.55       6/01/2030           15,000

           FLORIDA (11.8%)
   7,255   Broward County Housing Finance Auth. MFH RB,
            Series 1990 (NBGA)                                 4.45      10/01/2007            7,255
           Capital Trust Agency MFH RB,
  73,300    Series 1999A (NBGA)(d)                             3.60      12/01/2032           73,300
  17,500    Series 1999B (NBGA)(d)                             3.60      12/01/2032           17,500
   6,900   Dade County Health Facilities Auth. RB,
            Series 1990 (LOC)                                  3.75       9/01/2020            6,900
   3,965   Department of Juvenile Justice
            Certificate of Lease Series 1998,
            MERLOT Series 2000 000 (LIQ) (INS)(1),(d)          3.59       6/15/2019            3,965
  75,775   Gulf Breeze Healthcare Facilities RB,
            Series 1999 (NBGA)(d)                              3.60       1/01/2024           75,775
   1,830   Jackson County PCRB, Series 1997                    3.85       7/01/2022            1,830
   1,300   Jacksonville Health Facilities Auth.
            IDRB, Series 2000B (LOC)                           3.50       3/01/2030            1,300
  21,200   Jacksonville Hospital RB, Series 1988 (LOC)         3.73       2/01/2018           21,200
   4,600   Miami-Dade County Educational
            Facilities Auth. RB, Series 1998 (LOC)             3.60      10/01/2018            4,600
           Orange County Health Facilities Auth. RB,
   5,700    Series 1998 (LOC)                                  3.60      11/01/2028            5,700
   9,600    Series 2000A (LIQ)                                 3.65       6/01/2030            9,600

           GEORGIA (1.9%)
   3,990   Columbus Hospital Auth. RB, Series 1997 (LOC)       3.50       1/01/2018            3,990
     300   Fulton County Residential Care
            Facilities RB, Series 1996 (LOC)                   3.80       1/01/2018              300
   4,600   Hapeville IDA RB, Series 1985 (LOC)                 3.70      11/01/2015            4,600
   2,765   Peachtree Development Auth. RB,
            Series 1988 (LOC)                                  3.65       7/01/2010            2,765
   6,120   Roswell Housing Auth. MFH RB,
            Series 1990 (NBGA)                                 4.45      12/01/2009            6,120
  19,925   Savannah Economic Development Auth. RB,
            Series 2000 (LOC)                                  3.57      10/01/2030           19,925

           IDAHO (0.5%)
   7,500   American Falls Reservoir District RB,
            Series 2000 (NBGA)                                 4.60       2/01/2025            7,500
   1,350   Nez Perce County PCRB, Series 1984 (LOC)            3.60      12/01/2014            1,350

           ILLINOIS (2.8%)
  10,000   Chicago RB, Series 2000A (LOC)                      3.55       6/01/2005           10,000
   8,700   Development Finance Auth. PCRB,
            Series 1985 (LOC)                                  5.45      12/01/2008            8,700
           Development Finance Auth. RB,
   1,100    Series 1996 (LOC)                                  3.50       6/01/2031            1,100
   2,290    Series 1998 (LOC)                                  3.70       8/01/2022            2,290
   9,315    Series 1999A (LIQ)                                 3.65      10/01/2029            9,315
   1,445   Evanston IDRB, Series 1985 (LOC)                    3.80       5/01/2015            1,445
   1,950   Health Facilities Auth. RB, Series 1995A (LOC)      3.55       2/15/2016            1,950
   9,850   Hopedale IDRB, Series 1998 (LOC)                    3.55       5/01/2009            9,850
   1,000   Lake County Industrial Building RB,
            Series 1985 (LOC)                                  5.55      10/01/2015            1,000
   6,600   Sauget Village PCRB                                 3.60       5/01/2028            6,600
   1,790   Winnebago County Health Care Facility RB,
            Series 1996 (LOC)                                  3.55       1/01/2017            1,790

           INDIANA (1.6%)
           Crawfordsville Economic Development RB,
   3,481    Series 1999A (LOC)                                 3.55       1/01/2030            3,481
     696    Series 1999B (LOC)                                 3.63       1/01/2030              696
   2,155   Development Finance Auth. Economic
            Development RB, Series 1998 (LOC)                  3.70       9/01/2018            2,155
   7,190   Educational Facilities Auth. RB,
            Series 2000A (LOC)                                 3.65      12/01/2029            7,190
  10,000   Gary Redevelopment District Economic
            Growth RB, Series 2001A (LOC)                      3.75       2/14/2005           10,000
     970   Hobart Economic Development RB,
            Series 1993 (LOC)                                  3.60       6/01/2003              970
   1,300   Huntington Industrial Economic
            Development RB, Series 1990                        3.65       6/26/2014            1,300
   4,455   Indianapolis Economic Development RB,
            Series 1997 (LOC)                                  3.60       5/01/2018            4,455

           IOWA (1.0%)
   5,300   Chillicothe PCRB, Series 1991                       3.65      11/01/2010            5,300
   2,900   Eddyville PCRB, Series 1985 (LOC)                   5.55      11/01/2003            2,900
   2,500   Finance Auth. MFH Refunding RB,
            Series 1995A (LOC)                                 3.65      12/01/2017            2,500
   7,800   Linn County RB, Series 2000 (LOC)                   3.60      12/01/2010            7,800

           KANSAS (0.1%)
   1,350   Development Finance Auth. RB,
            Series 1998BB (LOC)                                3.80      11/15/2028            1,350

           KENTUCKY (4.0%)
   3,000   Boyd County Industrial Building RB,
            Series 2000 (LOC)                                  3.57      10/01/2015            3,000
   6,350   Economic Development Finance Auth.
            Hospital RB, Series 1998A (LOC)                    3.65       8/01/2013            6,350
           Economic Development Finance Auth. RB,
   1,800    Series 1997 (LOC)                                  3.75      11/01/2017            1,800
  44,055    Series 1998 (LIQ) (INS)(8)                         3.65       8/01/2018           44,055
   2,000   Frankfort Economic Development RB,
            Series 1990                                        3.65       5/07/2014            2,000
   9,490   Hancock County Industrial Building RB,
            Series 1991 (LOC)                                  3.70       7/01/2011            9,490
   3,020   Hardin County Water District Number 001
            Water RB, Series 1998 (LOC)                        3.70       9/01/2018            3,020
   5,960   Jefferson County Industrial Building RB,
            Series 1997 (LOC)                                  3.70       1/01/2011            5,960
   2,000   Middletown RB, Series 1999 (LOC)                    3.65       7/01/2012            2,000

           LOUISIANA (1.6%)
           Ascension Parish PCRB,
   1,550    Series 1990 (LOC)                                  3.65       9/01/2010            1,550
   6,600    Series 1992 (LOC)                                  3.65       3/01/2011            6,600
   4,165   Housing Finance Agency MFH RB,
            Series 1988 (LOC)                                  3.55      12/01/2025            4,165
   5,475   Public Facilities Auth. IDRB, Series 1996 (LOC)     3.65      12/01/2014            5,475
  12,600   Public Facilities Auth. MFH RB,
            Series 1991 (NBGA)                                 3.95       7/01/2007           12,600
   1,100   Public Facilities Auth. PCRB, Series 1992           3.65       8/01/2017            1,100

           MARYLAND (1.2%)
   2,500   IDA Economic Development RB, Series 1994            3.85      12/01/2003            2,500
  20,200   Montgomery County MFH RB, Series 1993
            Issue I (NBGA)(d)                                  3.45      11/01/2020           20,200

           MASSACHUSETTS (1.5%)
   5,680   Industrial Finance Agency RB, Series 1997 (LOC)     3.63       5/01/2027            5,680
  23,990   Revere Housing Auth. MFH RB,
            Series 1991C (LOC)                                 3.60       9/01/2028           23,990

           MICHIGAN (0.5%)
   9,200   Detroit Downtown Development Auth. RB (LOC)         3.50      12/01/2010            9,200
   1,350   Strategic Fund Ltd Oblig, RB, Series 1994           3.75       2/01/2009            1,350

           MINNESOTA (1.1%)
           Minneapolis MFH RB,
   6,010    Series 1995 (Laurel Curve) (NBGA)                  3.70      12/01/2030            6,010
   7,535    Series 1995 (The Deforest) (NBGA)                  3.70      12/01/2030            7,535
   6,930    Series 1995 (The McNair) (NBGA)                    3.70      12/01/2030            6,930

           MISSISSIPPI (0.3%)
   1,400   Harrison County PCRB, Series 1992                   3.85      12/01/2022            1,400
   3,500   Hinds County Urban Renewal RN,
            Series 1991 (LOC)                                  3.65       1/01/2007            3,500
   1,900   Hospital Equipment and Facilities Auth. RB,
            Series 2000 (LOC)                                  3.70       7/01/2015            1,900

           MISSOURI (2.6%)
           Clayton IDA RB,
   4,950    Series 1994A (LOC)                                 3.80      12/01/2006            4,950
   5,000    Series 1994B (LOC)                                 3.80       2/01/2007            5,000
   7,375    Series 1995C (LOC)                                 3.80       5/01/2005            7,375
           Health and Educational Facilities Auth. RB,
   5,900    Series 1998 (LOC)                                  3.55       7/01/2023            5,900
  15,700    Series 1999A (LOC)                                 3.90       8/15/2024           15,700
   7,000    Series 2000 (LOC)                                  3.55       7/01/2025            7,000
   3,295   Kansas City IDA Hospital RB, Series 1988A (LOC)     3.60       8/01/2018            3,295
   1,000   West Plains IDA RB, Series 1986 (LOC)               4.50      11/01/2010            1,000

           NEW HAMPSHIRE (0.6%)
  12,335   Manchester Housing Auth. MFH RB,
            Series 1990A (LOC)                                 3.57       6/15/2015           12,335

           NEW YORK (0.3%)
   6,315   Hempstead IDA RB, Series 2000 (NBGA)                3.56      12/01/2010            6,315

           NORTH CAROLINA (0.8%)
   3,300   Buncombe County Industrial Facilities
            Financing Auth. IDRB, Series 1996                  3.65      11/01/2006            3,300
  11,660   Rockingham County Industrial Facilities
            and PCRB, Series 1992                              3.65      10/01/2005           11,660

           OHIO (2.7%)
   6,000   Clark County IDA RB (LOC)                           3.73      12/01/2010            6,000
  31,385   Clinton County Hospital RB, Series 1999 (LOC)       3.65       7/01/2029           31,385
   6,500   Cuyahoga County IDRB, Series 2000 (LOC)             3.65      11/01/2019            6,500
   7,650   Lorain County Economic Development RB,
            Series 2000 (LOC)                                  3.65       8/01/2022            7,650

           OKLAHOMA (6.8%)
           Development Finance Auth. RB,
  32,175    Series 1999A (LIQ)                                 3.65       6/01/2029           32,175
   3,000    Series 2000A (LIQ)                                 3.65       1/01/2030            3,000
   6,095   IDA RB, Series 1998 (LOC)                           3.65       8/01/2018            6,095
  24,200   Muskogee Industrial Trust PCRB RB,
            Series 1995A                                       3.50       1/01/2025           24,200
           Muskogee Industrial Trust RB,
   2,300    Series 1985 (LOC)                                  3.75      12/01/2015            2,300
   2,760    Series 1985 (LOC)                                  3.75      12/01/2015            2,760
  12,000   Rural Enterprises Incorporated RB,
            Series 2000A (LIQ)                                 3.65      10/01/2030           12,000
  50,000   Tulsa Industrial Auth. RB, Series 2000 (NBGA)(d)    3.60      11/01/2032           50,000

           OREGON (4.6%)
  11,200   Clackamas County Hospital Facility RB,
            Series 1999C (LOC)                                 3.57       5/15/2029           11,200
           Medford Hospital Facilities Auth. RB,
  15,000    Series 1985 (LOC)                                  3.57      12/01/2015           15,000
  15,800    Series 1991 (LOC)                                  3.57       5/01/2021           15,800
  23,355    Series 1997 (LOC)                                  3.57       5/15/2027           23,355
  23,100   Port of Portland Public Grain Elevator RB,
            Series 1984 (LOC)                                  4.95      12/01/2014           23,100

           PENNSYLVANIA (0.7%)
   1,750   Allegheny County IDA RB, Series 1994 (LOC)          3.60      12/01/2008            1,750
   6,000   Allentown Redevelopment Auth. MFH RB,
            Series 1990 (LOC)                                  3.60       7/01/2020            6,000
   5,250   Chartiers Valley Industrial RB, Series 1982         3.85      11/15/2017            5,250

           SOUTH DAKOTA (1.3%)
  19,865   Health and Educational Facilities Auth. RB,
            Series 2000 (LIQ) (INS)(1)                         3.60       7/01/2025           19,865
   4,500   Yankton IDRB, Series 1997                           3.55       7/01/2006            4,500

           TENNESSEE (9.7%)
  40,000   Knox County Health, Educational and
            Housing Facilities Board RB, Series 1999A (LIQ)    3.65       5/01/2029           40,000
     700   Maryville IDB Education RB, Series 1997B (LOC)      3.75       8/01/2002              700
  20,000   Memphis Health Educational and Housing
            Facility Board RB, Series 2000 (NBGA)(d)           3.60       8/01/2032           20,000
   5,000   Metropolitan Government Nashville and
            Davidson County RB, Series 2000 (LOC)              3.70       8/01/2020            5,000
           Nashville and Davidson County IDB MFH RB,
   6,710    Series 1989 (LOC)                                  3.60       9/01/2019            6,710
   9,680    Series 1989 (LOC)                                  3.60      10/01/2019            9,680
  14,205    Series 1995 (NBGA)                                 3.65      11/01/2012           14,205
   1,750   Nashville and Davidson County IDB RB,
            Series 1999 (LOC)                                  3.75       7/01/2006            1,750
  85,000   Sumner County Health Educational and
            Housing Facilities RB, Series 1999A (NBGA)(d)      3.57       6/01/2029           85,000
   5,500   Williamson County IDB RB, Series 2000 (LOC)         3.70       3/01/2020            5,500

           TEXAS (4.4%)
  10,400   Alamo Heights Higher Education Facility RB,
            Series 1999A (LOC)                                 3.65       4/01/2019           10,400
  10,400   Amarillo Health Facilities Corp. RB,
            Series 1985 (LOC)                                  3.65       5/31/2025           10,400
   3,800   Angelina and Neches River Auth. Corp. RB (LOC)      3.80       5/01/2014            3,800
   6,400   Arlington IDC RB, Series 1985 (LOC)                 4.00      10/01/2020            6,400
   3,000   Bell County Health Facilities
            Development Corp. RB, Series 1998 (LOC)            3.65       5/01/2023            3,000
     800   Garland IDA PCRB                                    4.20      12/01/2005              800
   2,500   Grand Prairie Housing Finance Corp. MFH RB,
            Series 1993 (NBGA)(d)                              3.55       6/01/2010            2,500
   9,275   Harris County Texas IDC RB, Series 2000             3.65       7/01/2018            9,275
   2,900   Houston Higher Education Finance Corp. RB,
            Series 2000 (LOC)                                  3.65       7/01/2020            2,900
   1,800   North Central IDA RB, Series 1983                   3.65      10/01/2013            1,800
           Plano Texas ISD Series 2001 Class A,
  12,870    Municipal Trust Certificates, ZTC-13 (LIQ)(d)      3.55       2/15/2017           12,870
  16,830    Municipal Trust Certificates, ZTC-14 (LIQ)(d)      3.55       2/15/2018           16,830
   3,800   Polly Ryon Hospital Auth. RB, Series 1999 (LOC)     3.65      11/01/2024            3,800
   1,185   Port Corpus Christi IDC RB, Series 1992 (LOC)       3.70       7/01/2002            1,185

           UTAH (0.3%)
   6,800   Ogden City IDRB, Series 1986 (LOC)                  3.60       9/01/2013            6,800

           VIRGINIA (1.1%)
   5,085   Alexandria Redevelopment and Housing
            Auth. RB, Series 1996B (LOC)                       3.80      10/01/2006            5,085
           Chesterfield County IDA PCRB,
   5,300    Series 1992                                        3.65       4/01/2009            5,300
   1,000    Series 1993                                        3.65       8/01/2009            1,000
     500   Lynchburg IDA Hospital Facility RB,
            Series 1985 (INS)(2)                               3.55      12/01/2025              500
   6,200   Peninsula Ports Auth. Coal Terminal RB,
            Series 1987D (LOC)                                 3.75       7/01/2016            6,200
     395   Petersburg Hospital Auth. RB,
            Series 1997 (LOC)                                  3.80       7/01/2017              395
   2,500   Roanoke IDA RB, Series 1994                         3.65      12/01/2013            2,500
     300   Waynesboro IDA RB, Series 1997 (LOC)                3.80      12/15/2028              300

           WASHINGTON (0.6%)
   6,100   Port of Vancouver RB, Series 1984A (LOC)            3.55      12/01/2009            6,100
   5,310   State Higher Education Facilities Auth. RB,
            Series 2001                                        3.60      10/01/2031            5,310

           WISCONSIN (0.7%)
           Health and Educational Facilities Auth. RB,
   3,172    Series 1994A (LOC)                                 3.55       9/01/2019            3,172
   1,100    Series 1997 (LOC)                                  3.85      11/01/2017            1,100
   2,000    Series 1997 (LOC)                                  3.55       4/01/2027            2,000
   4,450   Sheboygan Wisconsin PCRB, Series 1995               3.65       9/01/2015            4,450
   2,700   Whitefish Bay Village Recreational
            Facilities RB, Series 2000 (LOC)                   3.65       4/01/2020            2,700

           WYOMING (1.6%)
   9,900   Converse County PCRB, Series 1988                   4.25       1/01/2014            9,900
   6,000   Platte County PCRB, Series 1984A (NBGA)             3.75       7/01/2014            6,000
           Sweetwater County PCRB,
   9,335    Series 1992A                                       3.85       4/01/2005            9,335
   6,305    Series 1992B                                       3.85      12/01/2005            6,305
----------------------------------------------------------------------------------------------------
           Total variable-rate demand notes (cost: $1,434,779)                             1,434,779
----------------------------------------------------------------------------------------------------

                                PUT BONDS (9.1%)

           FLORIDA (0.2%)
   3,800   Jacksonville PCRB, Series 1992                      2.90       5/01/2027            3,800

           GEORGIA (0.2%)
   4,200   Marietta Housing Auth. MFH RB,
            Series 1985E (LOC)                                 4.15       1/15/2009            4,200

           ILLINOIS (4.3%)
           Health Facilities Auth. RB,
  15,000    Series 1985B                                       4.45       8/15/2015           15,000
  10,000    Series 1987E                                       4.45       8/15/2020           10,000
  20,000    Series 1988                                        4.45       8/15/2010           20,000
  25,000    Series 1995                                        3.40       6/01/2030           25,000
  14,000    Series 1996                                        4.75       8/15/2030           14,000

           KENTUCKY (0.6%)
           Lexington-Fayette Urban County RB,
   5,500    Series 1987 (LOC)                                  4.35       4/01/2015            5,500
   5,500    Series 1987 (LOC)                                  3.25       4/01/2015            5,500

           MONTANA (2.1%)
           Board of Investments Municipal Finance
            Consolidation Act Bonds,
   6,150    Series 1992 (NBGA)                                 3.50       3/01/2005            6,150
   7,125    Series 1995 (NBGA)                                 3.50       3/01/2010            7,125
   9,850    Series 1997 (NBGA)                                 3.50       3/01/2017            9,850
  11,375    Series 1998 (NBGA)                                 3.50       3/01/2018           11,375
   7,000    Series 2000 (NBGA)                                 3.50       3/01/2025            7,000

           New Hampshire (0.3%)
   6,445   IDA Resources Recovery RB, Series 1985
            (INS)(1)                                           4.38       7/01/2007            6,445

           PENNSYLVANIA (0.2%)
   2,930   Ferguson Industrial and Commercial
            Development Auth. RB, Series 1981                  4.70      11/01/2026            2,930

           VIRGINIA (1.2%)
   4,000   Louisa IDA PCRB, Series 1984                        3.45      12/01/2008            4,000
  19,400   York County IDA PCRB, Series 1985                   3.15       7/01/2009           19,400
----------------------------------------------------------------------------------------------------
           Total put bonds (cost: $177,275)                                                  177,275
----------------------------------------------------------------------------------------------------

                          FIXED-RATE INSTRUMENTS (16.4%)

           COLORADO (0.3%)
   3,000   Denver City and County Excise Tax RB,
            Series 2001A (INS)(4),(a)                          3.40       9/01/2001            2,958
   2,295   El Paso County School District Number 2
            Harrison GO, Series 1999 (INS)(1),(a)              3.00      12/01/2001            2,250

           FLORIDA (1.6%)
   2,000   Dade County Public Improvement Bond GO,
            Series I (INS)(2)                                  6.90       7/01/2001            2,017
   9,500   Lee County Hospital Board of Directors RB,
            Series 1991A (PRE)                                 6.60       4/01/2020            9,690
  19,500   South Broward Hospital District RB,
            Series 1991 (PRE)                                  6.61       5/13/2021           19,920

           ILLINOIS (1.5%)
   4,000   Chicago Equipment Notes GO, Series 1998 (INS)(3)    5.00       1/01/2002            4,017
  22,000   Health Facilities Auth. RB, Series 1991 (PRE)       6.80      10/01/2024           22,873
   1,730   Will County Community Unit School
            District Number 201-U GO, Series 1991
            (INS)(1),(a)                                       4.47      12/15/2001            1,677

           INDIANA (0.2%)
   3,000   Health Facility Financing Auth. RB,
            Series 1992 (PRE)                                  6.63       2/15/2013            3,149

           KANSAS (0.4%)
   7,500   Topeka Kansas Hospital GO, Series 2001A             3.50       2/15/2002            7,520

           MASSACHUSETTS (2.9%)
  18,800   Clinton GO BAN                                      4.25       2/06/2002           18,932
  24,177   Triton Regional School District GO BAN              4.75       4/12/2001           24,180
  13,840   Whitman Hanson Regional School District GO BAN      4.50       4/19/2001           13,841

           MICHIGAN (0.3%)
   1,800   Gladstone Area Schools State Aid Notes              5.20       8/22/2001            1,804
   3,000   Oscoda Area Schools District State Aid Notes        5.15       7/20/2001            3,006

           MINNESOTA (1.9%)
   3,100   Bemidji ISD Number 031 GO, Series 2000 (NBGA)       3.60       3/07/2002            3,106
   2,790   Crosby Ironton ISD Number 182 GO,
            Series 2001 (NBGA)                                 3.49       3/08/2002            2,794
   3,600   Greenway ISD Number 316 GO,
            Series 2000 (NBGA)                                 4.50       9/30/2001            3,600
   4,565   Hastings ISD Number 200 GO,
            Series 2001A (NBGA)                                3.40       3/21/2002            4,574
   2,225   Monticello ISD Number 882,
            Series 2001 (NBGA)                                 4.40       2/10/2002            2,248
  10,000   School Districts Tax and Aid
            Anticipation GO, Series 2001A (NBGA)               4.00       2/12/2002           10,057
   1,240   Shakopee ISD Number 720 GO,
            Series 2001 (NBGA)                                 4.00       2/25/2002            1,246
   2,680   Spring Lake Park ISD Number 16,
            Series 2001 (NBGA)                                 3.47       3/08/2002            2,684
   1,650   Waseca ISD Number 829 GO,
            Series 2001 (NBGA)                                 3.50       3/28/2002            1,652
   3,000   Westonka ISD Number 277 GO,
            Series 2001A (NBGA)                                3.50       3/07/2002            3,003
   2,455   Winona ISD Number 861 GO,
            Series 2000 (NBGA)                                 4.43       9/08/2001            2,461

           MISSOURI (1.1%)
           Health and Educational Facilities Auth. RAN,
   1,200    Series 2000A                                       4.75       4/20/2001            1,200
   4,150    Series 2000B                                       4.75       4/20/2001            4,151
     815    Series 2000D                                       4.75       4/20/2001              815
   1,360    Series 2000E (LOC)                                 4.75       4/20/2001            1,360
   5,500    Series 2000F                                       4.75       4/20/2001            5,501
   2,025    Series 2000G                                       4.75       4/20/2001            2,026
   1,500    Series 2000H                                       4.75       4/20/2001            1,500
   2,000    Series 2000J                                       4.75       4/20/2001            2,000
   2,500   State Board of Public Buildings, Series 1991A       5.90      12/01/2001            2,540

           NEBRASKA (0.2%)
   4,300   Public Power District RB, Series 1998A (INS)(1)     5.00       1/01/2002            4,344

           NEW YORK (0.8%)
  12,175   Oneida County GO BAN 2000                           4.50       4/20/2001           12,175
   4,000   Triborough Bridge and Tunnel Auth. BAN,
            Series 2001A                                       5.00       1/17/2002            4,065

           TEXAS (4.3%)
           Dallas Area Rapid Transit CP Notes,
  20,000    Series 2001                                        3.25       5/10/2001           20,000
  12,000    Series 2001                                        3.25       5/21/2001           12,000
  12,000    Series 2001                                        3.25       5/25/2001           12,000
           Dallas Waterworks and Sewer System CP Notes,
  14,484    Series 1999B                                       4.40       5/09/2001           14,484
     800    Series 1999B                                       3.50       5/09/2001              800
           Public Financing Auth. GO CP Notes,
  10,000    Series 1993A                                       3.25       4/11/2001           10,000
  15,000    Series 1993A                                       3.40       4/20/2001           15,000

           UTAH (0.7%)
  13,825   Intermountain Power Agency Power Supply RB,
            Series 1996B (INS)(1)                              5.50       7/01/2001           13,897

           VIRGINIA (0.2%)
   3,820   Virginia Beach Development Auth.
            Hospital RB, Series 1991 (PRE)                     6.30      11/01/2021            3,970
----------------------------------------------------------------------------------------------------
           Total fixed-rate instruments (cost: $319,087)                                     319,087
----------------------------------------------------------------------------------------------------
           Total investments (cost: $1,931,141)                                           $1,931,141
====================================================================================================





               PORTFOLIO SUMMARY
                BY CONCENTRATION
               -----------------

  Hospitals                                18.5%
  Multifamily Housing                      17.7
  General Obligations                      10.5
  Education                                 6.0
  Nursing/Continuing Care Centers           5.1
  Electric Utilities                        5.1
  Health Care - Miscellaneous               5.1
  Banks - Major Regional                    4.9
  Buildings                                 3.4
  Escrowed Bonds                            2.9
  Sales Tax                                 2.3
  Finance - Municipal                       2.1
  Electrical Equipment                      1.6
  Community Service                         1.3
  Electric/Gas Utilities - Municipal        1.2
  Agricultural Products                     1.2
  Manufacturing -
    Diversified Industries                  1.0
  Water/Sewer Utilities - Municipal         0.9
  Tobacco                                   0.9
  Lodging/Hotel                             0.9
  Special Assessment/Tax                    0.7
  Chemicals                                 0.6
  Banks - Money Center                      0.6
  Single-Family Housing                     0.5
  Chemicals - Specialty                     0.5
  Automobiles                               0.4
  Drugs                                     0.3
  Leisure Time                              0.3
  Publishing/Newspapers                     0.3
  Solid Waste Disposal                      0.3
  Airport/Port                              0.3
  Foods                                     0.3
  Services - Data Processing                0.3
  Aluminum                                  0.2
  Toll Roads                                0.2
  Insurance - Life/Health                   0.2
  Appropriated Debt                         0.2
  Containers - Paper                        0.2
  Miscellaneous                             0.2
  Chemicals - Diversified                   0.2
  Paper & Forest Products                   0.1
                                          -----
  Total                                    99.5%
                                          =====




       PORTFOLIO SUMMARY BY STATE
       --------------------------

  Alabama                        2.5%
  Alaska                         0.3
  Arizona                        0.3
  Arkansas                       0.2
  Colorado                       1.3
  Delaware                       0.1
  District of Columbia           0.8
  Florida                       13.6
  Georgia                        2.2
  Idaho                          0.4
  Illinois                       8.6
  Indiana                        1.7
  Iowa                           0.9
  Kansas                         0.5
  Kentucky                       4.6
  Louisiana                      1.6
  Maryland                       1.2
  Massachusetts                  4.5
  Michigan                       0.8
  Minnesota                      3.0
  Mississippi                    0.3
  Missouri                       3.7
  Montana                        2.1
  Nebraska                       0.2
  New Hampshire                  1.0
  New York                       1.2
  North Carolina                 0.8
  Ohio                           2.7
  Oklahoma                       6.8
  Oregon                         4.6
  Pennsylvania                   0.8
  South Dakota                   1.2
  Tennessee                      9.7
  Texas                          8.8
  Utah                           1.1
  Virginia                       2.5
  Washington                     0.6
  Wisconsin                      0.7
  Wyoming                        1.6
                                ----
  Total                         99.5%
                                ====









NOTES TO PORTFOLIOS OF INVESTMENTS

MARCH 31, 2001



GENERAL NOTES

Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The percentages shown represent the percentage of the investments to net assets.


SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at date of purchase. For the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market funds, these securities represented 3.9%, 11.4%, 9%, and 0.4% of the Funds' net assets, respectively.

(b) Adjustable-rate security. Rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.

(c) Illiquid securities valued using methods determined by a pricing service under general supervision of the Board of Directors. For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term funds, these securities represented 1.0%, 0.7%, and 1.7% of the Funds' net assets, respectively.

For the USAA Long-Term Fund, the Texas State Veteran's Land Board GO is exempt from registration under the Securities Act of 1933 and any resale of the security must occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

(d) These securities are not registered under the Securities Act of 1933. Resells of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A, and as such, are generally deemed by the Manager to be liquid under guidelines established by the Board of Directors. These securities represented 2.9%, 1.9%, 5.4%, and 19.5% of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market funds' net assets, respectively.

(e) At March 31, 2001, the cost of securities purchased on a delayed-delivery basis for the USAA Long-Term Fund, USAA Intermediate-Term Fund, and USAA Short-Term Fund were $45,925,000, $15,084,000, and $14,442,000, respectively.

(f) At March 31, 2001, this security was segregated to cover delayed-delivery purchases.

(g) Represents less than 0.1% of net assets.

(h) Stepped coupon note initially issued in zero coupon form which converts to coupon form at a specified rate and date. As of the end of this reporting period, the security is in zero coupon form.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

MARCH 31, 2001



                                                                   USAA             USAA
                                                                 LONG-TERM      INTERMEDIATE-
                                                                   FUND          TERM FUND
                                                               ------------------------------
ASSETS

   Investments in securities, at market value (identified
      cost of $2,033,211, and $2,206,401, respectively)         $2,099,017       $2,296,148
   Cash                                                                266              430
   Receivables:
      Capital shares sold                                              387              288
      Interest                                                      32,392           33,206
      Securities sold                                               19,933            1,968
                                                               ----------------------------
         Total assets                                            2,151,995        2,332,040
                                                               ----------------------------

LIABILITIES

   Securities purchased                                             48,726           17,050
   Capital shares redeemed                                             398              635
   USAA Investment Management Company                                  505              548
   USAA Transfer Agency Company                                         77               84
   Accounts payable and accrued expenses                               134              167
   Dividends on capital shares                                       3,171            2,747
                                                               ----------------------------
         Total liabilities                                          53,011           21,231
                                                               ----------------------------
            Net assets applicable to
               capital shares outstanding                       $2,098,984       $2,310,809
                                                               ============================

REPRESENTED BY

   Paid-in capital                                              $2,043,682       $2,232,570
   Accumulated net realized loss on investments                    (10,504)         (11,508)
   Net unrealized appreciation of investments                       65,806           89,747
                                                               ----------------------------
            Net assets applicable to
               capital shares outstanding                      $ 2,098,984       $2,310,809
                                                               ============================
   Capital shares outstanding                                      156,571          176,518
                                                               ============================
   Authorized shares of $.01 par value                             290,000          302,000
                                                               ============================
   Net asset value, redemption price,
      and offering price per share                             $     13.41       $    13.09
                                                               ============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
(IN THOUSANDS)

MARCH 31, 2001



                                                                   USAA     USAA TAX EXEMPT
                                                                SHORT-TERM    MONEY MARKET
                                                                   FUND           FUND
                                                               ----------------------------
ASSETS

   Investments in securities, at market value (identified
      cost of $1,014,104 and $1,931,141 respectively)           $1,028,089     $1,931,141
   Cash                                                                392         10,459
   Receivables:
      Capital shares sold                                              259          3,319
      Interest                                                      11,663         10,711
   Prepaid expense                                                    -               241
                                                               ----------------------------
         Total assets                                            1,040,403      1,955,871
                                                               ----------------------------

LIABILITIES

   Securities purchased                                             14,442         11,514
   Capital shares redeemed                                             678          3,310
   USAA Investment Management Company                                  243            454
   USAA Transfer Agency Company                                         44             79
   Accounts payable and accrued expenses                                92             79
   Dividends on capital shares                                         761            282
                                                               ----------------------------
         Total liabilities                                          16,260         15,718
                                                               ----------------------------
            Net assets applicable to
               capital shares outstanding                       $1,024,143     $1,940,153
                                                               ============================

REPRESENTED BY

   Paid-in capital                                              $1,013,402     $1,940,153
   Accumulated net realized loss on investments                     (3,244)          -
   Net unrealized appreciation of investments                       13,985           -
                                                               ----------------------------
            Net assets applicable to
               capital shares outstanding                       $1,024,143     $1,940,153
                                                               ============================
   Capital shares outstanding                                       95,802      1,940,153
                                                               ============================
   Authorized shares of $.01 par value                             190,000      3,235,000
                                                               ============================

   Net asset value, redemption price,
      and offering price per share                             $     10.69     $     1.00
                                                               ============================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









STATEMENTS OF OPERATIONS
(IN THOUSANDS)

YEAR ENDED MARCH 31, 2001


                                                                  USAA             USAA
                                                                LONG-TERM    INTERMEDIATE-TERM
                                                                  FUND             FUND
                                                               -------------------------------
NET INVESTMENT INCOME

   Interest income                                               $121,137        $125,817
                                                               -------------------------------
   Expenses:
      Management fees                                               5,575           6,100
      Transfer agent's fees                                           983           1,084
      Custodian's fees                                                265             328
      Postage                                                         167             151
      Shareholder reporting fees                                       35              43
      Directors' fees                                                   6               6
      Registration fees                                                97              70
      Professional fees                                                65              65
      Other                                                            37              35
                                                               -------------------------------
         Total expenses                                             7,230           7,882
      Expenses paid indirectly                                        (21)            (28)
                                                               -------------------------------
         Net expenses                                               7,209           7,854
                                                               -------------------------------
            Net investment income                                 113,928         117,963
                                                               -------------------------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS

      Net realized gain                                            28,720           2,185
      Change in net unrealized appreciation/depreciation           74,182          84,375
                                                               -------------------------------
            Net realized and unrealized gain                      102,902          86,560
                                                               -------------------------------
Increase in net assets resulting from operations                 $216,830        $204,523
                                                               ===============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.







STATEMENTS OF OPERATIONS (CONTINUED)
(IN THOUSANDS)

YEAR ENDED MARCH 31, 2001



                                                                  USAA        USAA TAX EXEMPT
                                                               SHORT-TERM       MONEY MARKET
                                                                  FUND              FUND
                                                               ------------------------------
NET INVESTMENT INCOME

   Interest income                                               $49,292           $77,998
                                                               ------------------------------
   Expenses:
      Management fees                                              2,773             5,226
      Transfer agent's fees                                          566               981
      Custodian's fees                                               196               354
      Postage                                                         76               136
      Shareholder reporting fees                                      21                53
      Directors' fees                                                  6                 6
      Registration fees                                               74                83
      Professional fees                                               48                58
      Insurance                                                       -                121
      Other                                                           19                30
                                                               ------------------------------
         Total expenses                                            3,779             7,048
      Expenses paid indirectly                                       (18)               (3)
                                                               ------------------------------
         Net expenses                                              3,761             7,045
                                                               ------------------------------
            Net investment income                                 45,531            70,953
                                                               ------------------------------

NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS

      Net realized gain                                               42               -
      Change in net unrealized appreciation/depreciation          21,413               -
                                                               ------------------------------
            Net realized and unrealized gain                      21,455               -
                                                               ------------------------------
Increase in net assets resulting from operations                 $66,986           $70,953
                                                               ==============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

YEARS ENDED MARCH 31,




                                                      USAA LONG-TERM FUND
                                                   ------------------------
                                                       2001         2000
                                                   ------------------------
FROM OPERATIONS

   Net investment income                           $  113,928    $  117,409
   Net realized gain (loss) on investments             28,720       (20,800)
   Change in net unrealized appreciation/
      depreciation of investments                      74,182      (162,950)
                                                   -------------------------
      Increase (decrease) in net assets
         resulting from operations                    216,830       (66,341)
                                                   ------------------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM

   Net investment income                             (113,928)     (117,409)
                                                   ------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                          368,554       518,603
   Dividend reinvestments                              76,982        80,816
   Cost of shares redeemed                           (385,346)     (648,019)
                                                   ------------------------
      Increase (decrease) in net assets from
         capital share transactions                    60,190       (48,600)
                                                   ------------------------
Net increase (decrease) in net assets                 163,092      (232,350)

NET ASSETS

   Beginning of period                              1,935,892     2,168,242
                                                   ------------------------
   End of period                                   $2,098,984    $1,935,892
                                                   ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                         28,429        39,201
   Shares issued for dividends reinvested               5,932         6,194
   Shares redeemed                                    (29,674)      (49,300)
                                                   ------------------------
      Increase (decrease) in shares outstanding         4,687        (3,905)
                                                   ========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
(IN THOUSANDS)

YEARS ENDED MARCH 31,


                                                  USAA INTERMEDIATE-TERM FUND
                                                  ---------------------------
                                                     2001             2000
                                                  ---------------------------
FROM OPERATIONS

   Net investment income                          $  117,963       $  120,481
   Net realized gain (loss) on investments             2,185          (13,503)
   Change in net unrealized appreciation/
      depreciation of investments                     84,375         (130,629)
                                                  ---------------------------
      Increase (decrease) in net assets
         resulting from operations                   204,523          (23,651)
                                                  ---------------------------

DISTRIBUTIONS TO
    SHAREHOLDERS FROM

   Net investment income                            (117,963)        (120,481)
                                                  ---------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                         257,149          355,559
   Dividend reinvestments                             86,788           89,641
   Cost of shares redeemed                          (242,998)        (522,159)
                                                  ---------------------------
      Increase (decrease) in net assets from
         capital share transactions                  100,939          (76,959)
                                                  ---------------------------
   Net increase (decrease) in net assets             187,499         (221,091)

NET ASSETS

   Beginning of period                             2,123,310        2,344,401
                                                  ---------------------------
   End of period                                  $2,310,809       $2,123,310
                                                  ===========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                        20,114           27,691
   Shares issued for dividends reinvested              6,800            7,022
   Shares redeemed                                   (19,116)         (41,017)
                                                  ---------------------------
      Increase (decrease) in shares outstanding        7,798           (6,304)
                                                  ===========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
(IN THOUSANDS)

YEARS ENDED MARCH 31,


                                                    USAA SHORT-TERM FUND
                                                  ------------------------
                                                      2001         2000
                                                  ------------------------
FROM OPERATIONS

   Net investment income                          $   45,531    $   45,189
   Net realized gain (loss) on investments                42           (34)
   Change in net unrealized appreciation/
      depreciation of investments                     21,413       (25,091)
                                                  ------------------------
      Increase in net assets
         resulting from operations                    66,986        20,064
                                                  ------------------------

DISTRIBUTIONS TO
    SHAREHOLDERS FROM

   Net investment income                             (45,531)      (45,189)
                                                  ------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                         304,749       352,575
   Dividend reinvestments                             37,175        37,734
   Cost of shares redeemed                          (306,856)     (431,124)
                                                  ------------------------
      Increase (decrease) in net assets from
         capital share transactions                   35,068       (40,815)
                                                  ------------------------
   Net increase (decrease) in net assets              56,523       (65,940)

NET ASSETS

   Beginning of period                               967,620     1,033,560
                                                  ------------------------
   End of period                                  $1,024,143    $  967,620
                                                  ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                        28,915        33,406
   Shares issued for dividends reinvested              3,526         3,581
   Shares redeemed                                   (29,109)      (40,889)
                                                  ------------------------
      Increase (decrease) in shares outstanding        3,332        (3,902)
                                                  ========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
(IN THOUSANDS)

YEARS ENDED MARCH 31,


                                                       USAA TAX EXEMPT
                                                      MONEY MARKET FUND
                                                  ------------------------
                                                      2001         2000
                                                  ------------------------
FROM OPERATIONS

   Net investment income                          $   70,953    $   58,522
                                                  ------------------------

DISTRIBUTIONS TO
    SHAREHOLDERS FROM

   Net investment income                             (70,953)      (58,522)
                                                  ------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                       1,839,381     2,072,357
   Dividend reinvestments                             67,742        55,670
   Cost of shares redeemed                        (1,830,184)   (2,031,849)
                                                  ------------------------
      Increase in net assets from
         capital share transactions                   76,939        96,178
                                                  ------------------------
Net increase in net assets                            76,939        96,178

NET ASSETS

   Beginning of period                             1,863,214     1,767,036
                                                  ------------------------
   End of period                                  $1,940,153    $1,863,214
                                                  ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                     1,839,381     2,072,357
   Shares issued for dividends reinvested             67,742        55,670
   Shares redeemed                                (1,830,184)   (2,031,849)
                                                  ------------------------
      Increase in shares outstanding                  76,939        96,178
                                                  ========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2001



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Long-Term Fund, USAA Intermediate-Term Fund, USAA Short-Term Fund, and USAA Tax Exempt Money Market Fund (the Funds). The Funds have a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - Investments in the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term funds are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, all securities in the USAA Tax Exempt Money Market Fund, are stated at amortized cost, which approximates market value.

B. FEDERAL TAXES - Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

D. PREPAID EXPENSE - The USAA Tax Exempt Money Market Fund, along with other USAA money market funds, is covered under an insurance policy issued by ICIM Reinsurance Company issued on December 1, 2000. The purpose of this coverage is to protect the Fund against bond defaults and similar events that could negatively affect the value of portfolio securities of money market funds. The Fund amortizes the insurance premium over the life of the policy.

E. EXPENSES PAID INDIRECTLY - The Funds' custodian bank has agreed to reduce its fees when the Funds maintain a cash balance in the non-interest-bearing custody account. For the year ended March 31, 2001, custodian fee offset arrangements reduced expenses of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market funds by $21,000, $28,000, $18,000, and $3,000, respectively.

F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Funds participate with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million -- $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the Funds had two agreements with CAPCO -- $250 million committed and $500 million uncommitted.

Subject to availability under its agreement with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, each Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Funds had no borrowings under either of these agreements during the year ended March 31, 2001.

(3) DISTRIBUTIONS

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2001, the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds had capital loss carryovers for federal income tax purposes of $10,504,000, $11,508,000, and $3,244,000, respectively, which, if not offset by subsequent capital gains, will expire between 2003 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities for the year ended March 31, 2001, were as follows:

                       USAA                 USAA                  USAA         USAA TAX EXEMPT
                  LONG-TERM FUND   INTERMEDIATE-TERM FUND   SHORT-TERM FUND   MONEY MARKET FUND
                  -----------------------------------------------------------------------------
Purchases          $971,861,000         $304,136,000          $207,732,000      $3,820,352,000
Sales/maturities   $908,713,000         $199,932,000          $143,175,000      $3,739,872,000

For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term funds, cost of purchases and proceeds from sales/maturities exclude short-term securities.

The cost of securities at March 31, 2001, for federal income tax purposes, for the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Money Market funds was $2,033,211,000, $2,206,401,000, $1,014,104,000, and
$1,931,141,000, respectively.

Gross unrealized appreciation and depreciation of investments at March 31, 2001, for tax purposes, were as follows:


                    USAA               USAA                USAA
                  LONG-TERM      INTERMEDIATE-TERM      SHORT-TERM
                    FUND               FUND                FUND
                 --------------------------------------------------
Appreciation     $101,406,000       $108,129,000        $15,644,000
Depreciation      (35,600,000)       (18,382,000)        (1,659,000)
                 --------------------------------------------------
Net              $ 65,806,000       $ 89,747,000        $13,985,000
                 ==================================================


(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out each Fund's investment policies and manages each Fund's portfolio. Management fees are computed at 0.28% of the average annual net assets of each Fund.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At March 31, 2001, the Association and its affiliates owned 3,278,000 shares (1.9%) of the USAA Intermediate-Term Fund.

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

(7) NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after December 15, 2000. The revised guide requires the Funds to amortize premiums and discounts. The Funds are following this accounting method; therefore, this requirement will not affect the Funds' net asset values and is not expected to have a material impact on the Funds' future financial statements.




NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2001

(8) FINANCIAL HIGHLIGHTS - USAA LONG-TERM FUND

Per-share operating performance for a share outstanding throughout each period is as follows:


                                               YEAR ENDED MARCH 31,
                          ---------------------------------------------------------------
                             2001         2000         1999         1998         1997
                          ---------------------------------------------------------------
Net asset value at
   beginning of period    $    12.75   $    13.92   $    14.00   $    13.22   $    13.17
Net investment income            .74          .76          .76          .78          .79
Net realized and
   unrealized gain (loss)        .66        (1.17)        (.08)         .78          .05
Distributions from net
   investment income            (.74)        (.76)        (.76)        (.78)        (.79)
                          --------------------------------------------------------------
Net asset value at
   end of period          $    13.41   $    12.75   $    13.92   $    14.00   $    13.22
                          ==============================================================
Total return (%) *             11.35        (2.95)        4.98        12.04         6.51
Net assets at end
   of period (000)        $2,098,984   $1,935,892   $2,168,242   $2,042,525   $1,822,436
Ratio of expenses to
   average net assets (%)        .36          .36          .36          .36          .37
Ratio of net investment
   income to average
   net assets (%)               5.72         5.77         5.44         5.65         5.95
Portfolio turnover (%)         46.62        29.04        29.56        35.20        40.78


* ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.





NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2001


(8) FINANCIAL HIGHLIGHTS - USAA INTERMEDIATE-TERM FUND

Per-share operating performance for a share outstanding throughout each period is as follows:


                                               YEAR ENDED MARCH 31,
                          ---------------------------------------------------------------
                             2001         2000         1999         1998         1997
                          ---------------------------------------------------------------
Net asset value at
   beginning of period    $    12.58   $    13.39   $    13.38   $    12.77   $    12.77
Net investment income            .69          .69          .70          .71          .72
Net realized and
   unrealized gain (loss)        .51         (.81)         .01          .61          -
Distributions from net
   investment income            (.69)        (.69)        (.70)        (.71)        (.72)
                          --------------------------------------------------------------
Net asset value at
   end of period          $    13.09   $    12.58   $    13.39   $    13.38   $    12.77
                          ==============================================================
Total return (%) *              9.83         (.84)        5.42        10.59         5.80
Net assets at end
   of period (000)        $2,310,809   $2,123,310   $2,344,401   $2,039,505   $1,725,684
Ratio of expenses to
   average net assets (%)        .36          .36          .36          .37          .37
Ratio of net investment
   income to average
   net assets (%)               5.41         5.39         5.21         5.42         5.65
Portfolio turnover (%)          9.41        10.46        11.85         7.87        23.05


* ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.







NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2001


(8) FINANCIAL HIGHLIGHTS - USAA SHORT-TERM FUND

Per-share operating performance for a share outstanding throughout each period is as follows:


                                             YEAR ENDED MARCH 31,
                          --------------------------------------------------------
                             2001        2000         1999       1998       1997
                          --------------------------------------------------------
Net asset value at
   beginning of period    $    10.46   $  10.72   $    10.74   $  10.57   $  10.57
Net investment income            .48        .47          .49        .49        .49
Net realized and
   unrealized gain (loss)        .23       (.26)        (.02)       .17        -
Distributions from net
   investment income            (.48)      (.47)        (.49)      (.49)      (.49)
                          --------------------------------------------------------
Net asset value at
   end of period          $    10.69   $  10.46   $    10.72   $  10.74   $  10.57
                          ========================================================
Total return (%) *              7.00       2.05         4.46       6.35       4.70
Net assets at end
   of period (000)        $1,024,143   $967,620   $1,033,560   $970,805   $804,897
Ratio of expenses to
   average net assets (%)        .38        .38          .38        .39        .41
Ratio of net investment
   income to average
   net assets (%)               4.60       4.48         4.55       4.57       4.60
Portfolio turnover (%)         19.43      18.88         7.34       7.91      27.67



* ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.






NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2001


(8) FINANCIAL HIGHLIGHTS - USAA TAX EXEMPT MONEY MARKET FUND

Per-share operating performance for a share outstanding throughout each period is as follows:


                                               YEAR ENDED MARCH 31,
                          --------------------------------------------------------------
                             2001         2000         1999         1998         1997
                          --------------------------------------------------------------
Net asset value at
   beginning of period    $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Net investment income            .04          .03          .03          .03          .03
Distributions from net
   investment income            (.04)        (.03)        (.03)        (.03)        (.03)
                          --------------------------------------------------------------
Net asset value at
   end of period          $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                          ==============================================================
Total return (%) *              3.88         3.27         3.26         3.48         3.30
Net assets at end
   of period (000)        $1,940,153   $1,863,214   $1,767,036   $1,631,785   $1,565,634
Ratio of expenses to
   average net assets (%)        .38          .38          .38          .38          .39
Ratio of net investment
   income to average
   net assets (%)               3.80         3.24         3.21         3.42         3.25


* ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.








--------------------------------------------------------------------------------
DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                      LEGAL COUNSEL
USAA Shareholder Account Services   Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road            Exchange Place
San Antonio, Texas 78288            Boston, Massachusetts 02109

CUSTODIAN                           INDEPENDENT AUDITORS
State Street Bank and Trust Company KPMG LLP
P.O. Box 1713                       112 East Pecan, Suite 2400
Boston, Massachusetts 02105         San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS          INTERNET ACCESS
Call toll free - Central Time       USAA.COM(REGISTERED TRADEMARK)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices,
or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777
--------------------------------------------------------------------------------

[USAA LOGO APPEARS HERE.]  WE KNOW WHAT IT MEANS TO SERVE.(REGISTERED TRADEMARK)
                           -----------------------------------------------------
                            INSURANCE - BANKING - INVESTMENTS - MEMBER SERVICES